UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: August 1, 2008 — January 31, 2009

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)
PPNAX

Putnam AMT-Free Municipal Fund*

Semiannual Report
1|31|09

A world of investing.™

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Since 1937, when George Putnam created a prudent mix of stocks and bonds in a single, professionally managed portfolio, we have championed the wisdom of the balanced approach. Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios so investors can pursue a range of financial goals. Our seasoned portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in service excellence, in the value of experienced financial advice, and in putting clients first in everything we do.

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

Putnam
AMT-Free
Municipal Fund

1 | 31 | 09
Semiannual Report

Message from the Trustees	2
About the fund	4
Performance snapshot	6
Interview with your fund’s Portfolio Manager	7
Performance in depth.	12
Expenses	14
Portfolio turnover	16
Your fund’s management.	17
Terms and definitions	18
Trustee approval of management contract	19
Other information for shareholders.	24
Financial statements	25

Cover photograph: © Richard H. Johnson

Message from the Trustees

Dear Fellow Shareholder:

Financial markets have experienced significant upheaval for well over a year now. Responses by governmental and financial authorities have been rapid and often unprecedented in scale, including the recent passage of a nearly $800 billion economic stimulus plan by Congress. Although history reminds us that stability and optimism have always returned to the markets, investors should expect continued volatility in the near term, for we are in the midst of a deep and painful bear market.

Under President and Chief Executive Officer Robert L. Reynolds, Putnam Investments is making the most of these challenging times by instituting several important changes designed to prepare Putnam for the eventual recovery. Key among them has been replacing a team management structure within Putnam equity funds with a more nimble decision-making process that vests responsibility with individual fund managers.

In other moves aimed at achieving performance excellence, Putnam has affirmed a fundamental approach to investing, simplified its equity fund lineup, and hired nearly 20 seasoned equity analysts.

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We would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam. Although the markets have presented investors with extraordinary challenges, it is Putnam’s belief that the seeds of opportunity are often sown during difficult times like these.

About the fund
Seeking high current income free from federal taxes

Municipal bonds have long been popular investments because they provide income exempt from federal tax, though capital gains are taxable. Putnam AMT-Free Municipal Fund seeks income exempt from traditional income tax as well as from the federal alternative minimum tax, or AMT.

The AMT is a federal tax that operates in tandem with the regular income tax system. Taxpayers subject to the AMT must pay a larger amount in tax determined by AMT rules — and the difference can be thousands of dollars for many with household incomes above $150,000. It is estimated that by 2010, nearly every household with an income of $100,000 or more will be paying the AMT, unless the federal government changes the law.

If you are subject to the AMT, investments that could increase your tax liability include private-activity municipal bonds, which back development projects, including certain housing and resource recovery projects.

Putnam AMT-Free Municipal Fund aims to serve investors subject to the AMT. The fund seeks to avoid bonds whose income would be taxable under AMT rules, though income may be subject to state taxes.

The fund’s portfolio managers research the municipal market to buy bonds that are not subject to the AMT. Pursuing the fund’s mandate, they also keep the fund invested in high-quality bonds, favoring those that have intermediate to long-term maturities. The managers’ goal is to provide an attractive level of income exempt from all federal taxes.

Capital gains, if any, are taxable for federal and, in most cases, state purposes. Income from federally exempt funds may be subject to state and local taxes. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Tax-free funds may not be suitable for IRAs and other non-taxable accounts. Please consult your tax advisor for more information. Shares of this fund are not insured, and their prices will fluctuate with market conditions.

Understanding the AMT

The AMT is a separate, parallel federal income tax system, with two marginal tax rates, 26% and 28%, and different exemption amounts.

Under AMT rules, certain exclusions, exemptions, deductions, and credits that would reduce your regular taxable income are not allowed. You must “adjust” your regular taxable income to arrive at your alternative minimum taxable income (AMTI). Then, after subtracting your AMT exemption amount, if your AMT liability is greater than your regular tax liability, you must pay both your regular tax and the difference. It is important to understand that a higher level of income will not necessarily cause you to owe AMT. Rather, it is the relationship between your income and various trigger items, such as credits and deductions, that determines your AMT liability.

Managing this relationship can help avoid a costly surprise at tax time. Any number of items may trigger the tax, but large capital gains, personal exemptions, and deductions are the worst culprits.

From “class tax” to “mass tax”: By 2010, over 33 million
taxpayers may be subject to the AMT.

Performance snapshot

Average annual total return (%) comparison as of 1/31/09

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 7 and 12–14 for additional performance information. For a portion of the periods, this fund may have limited expenses, without which returns would have been lower. A 1% short-term trading fee may apply. To obtain the most recent month-end performance, visit www.putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

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Interview with your
fund’s Portfolio Manager

Thalia Meehan

Thank you,Thalia, for talking with us today about Putnam AMT-Free Municipal Fund. How has the fund performed in the past six months?

In a challenging environment for nearly all markets, including municipal bonds, the fund performed well — relative to its peers. For the six months ended January 31, 2009, the fund achieved a positive return, gaining 0.32%. Meanwhile, the fund’s peer group, Lipper Insured Municipal Debt Funds, ended in negative territory, returning –1.55%, with the benchmark, Barclays Capital Municipal Bond Index, returning 0.70%.

Why did the fund perform better than its peer group?

The six-month period continued to be a volatile time for municipal bond funds, but we believe we were able to weather the storm better than many others because we continued to focus on keeping the fund’s overall credit quality high. In general, investors fled to high-quality and shorter maturities as a safe haven. As a result, the fund’s shorter-maturity positions helped

Broad market index and fund performance

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/09. See page 6 and pages 12–14 for additional fund performance information. Index descriptions can be found on page 18.

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performance when the yield curve steepened, and prices on shorter-term instruments held up better than longer-maturity bonds. Security selection in the insured sector also aided relative performance. As concerns rose about the claims-paying abilities of monoline insurers [companies that insure issuers of municipal debt], there was growing differentiation among insured issues. Our positioning within insured issues aided performance relative to our peers.

During the period, insured bond issuance also decreased, as the credit quality of monoline insurers became a concern. We believe the decrease of insured issuance has played to one of Putnam’s real strengths: our deep research capabilities. In 2008, insured new issuance fell to just 18% of the overall new issuance market, down from the historical level of nearly 50%. For the municipal bond market, having fewer insured issues means a greater quality dispersion among issues, making analyzing each issue’s risks more important than ever. At Putnam, we believe our in-depth, integrated team of research professionals has already given us an advantage in sizing up these risks and finding true quality for investors.

Overall, why was this such a challenging six months for municipals?

During the period, the municipal bond market endured its worst months ever. We witnessed the subprime credit melt-down extend to all areas of the credit markets. Investors lost faith in credit ratings and insurers to the point that they avoided all asset classes with any credit

Credit quality overview

Credit qualities shown as a percentage of portfolio value as of 1/31/09. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds not rated by Moody’s but considered by Putnam Management to be of comparable quality. Ratings will vary over time.

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risk whatsoever, resulting in tax-exempt bonds underperforming U.S. Treasuries by a significant margin. Yet, at the same time that investors shunned the market, other market participants were forced to sell. Hedge funds needed to liquidate positions to raise capital and cover losses; rumors swirled of the potential liquidation of American International Group’s [AIG] estimated $50 billion to $60 billion municipal bond portfolio; and dealer liquidity was constrained by the historic bankruptcy of Lehman, the exit of UBS from the institutional market, and the purchase of Merrill Lynch by Bank of America. All of these factors weighed heavily on the municipal bond market.

Lastly, we saw a temporary lack of primary market supply as municipal bond issuers delayed new issuance due to market conditions. Because new issues typically help establish pricing in the marketplace, as dealers delayed pricing new issues, secondary market liquidity was negatively affected. All of these issues put downward pressure on municipal bond prices, further hurting asset class performance. While we saw a small rally in January, combined with some improvement in liquidity, the market continues to face severe pressures, including budget crises on the state and local levels.

You mentioned that your bias toward higher-quality issuances helped performance during the period. Any notable contributors?

Overall, the winning formula for munis in the period was short maturity and strong credit quality, with a high coupon

Comparison of top sector weightings

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Holdings will vary over time. Sector concentrations listed after the portfolio schedule in the Financial Statements section of this shareholder report are exclusive of insured or prerefunded status and may differ from the summary information below.

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being an added bonus. Prerefunded bonds fit this description perfectly. Prerefunding occurs when a municipality issues a new bond to pay off an older issue at its first call date. The proceeds are then invested in secure investments, typically Aaa-rated U.S. Treasury securities, which mature at the older bond’s first call date, effectively raising the bond’s perceived rating and frequently its market value. Previously prerefunded bonds in the portfolio contributed positively to performance.

Among other notable contributors were Washington Public Power Supply revenue bonds, a high-quality, short-maturity holding that benefited when investors sought out quality during the period. As the yield curve steepened and shorter-maturity issues outperformed their longer-maturity counterparts, this position outperformed on a relative basis.

How about notable detractors?

Bonds used to fund development at the Fleming Island Plantation Community in Florida hurt performance. Two factors spearheaded the decline. First, the bond, which is insured by MBIA Inc., was negatively affected when MBIA’s credit quality came into question. Second, the bond is secured by Florida land, which saw real estate values plummet, further hurting the bond.

MBIA-insured bonds for the Public Highway Authority in Colorado composed another holding that was affected by MBIA’s downgrades. In response to MBIA’s downgrade, Moody’s downgraded the muni bond as well. What’s more, the holding also suffered from its long maturity when the yield curve steepened.

I N  T H E  N E W S

Congress passed a $787 billion stimulus plan on February 13, 2009, with the goals of creating jobs, helping the unemployed, and cultivating economic growth. Tens of billions of dollars will be spent over the next two years to support Medicaid, help local school districts, and extend jobless bene-fits. Billions of dollars also will fund job-creating investments in“green” technologies, computerizing the nation’s medical-records system, biomedical research, and public works construction projects. The balance of the package is devoted to tax cuts for businesses and individuals, including a $400 payroll tax holiday for workers (married couples filing jointly for less than $150,000 get up to $800). The plan is one of the largest of its kind since Franklin D. Roosevelt launched the New Deal in 1933.

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What is your outlook for the municipal bond market?

We saw significant changes in the muni market in 2008, and we fully expect a great deal more in 2009. With the Obama administration now in office, all eyes are trained on Washington to see what the ultimate impact of the new stimulus plan will be. The plan’s terms appear to be a net positive for the municipal market — but federal assistance won’t be a panacea. It is also possible that too much good news has already been priced into very high-grade bonds, and that the stimulus package will not do enough to improve prices on more credit-sensitive bond issues.

Despite the immediate challenges facing municipal bonds, we believe municipal bond funds remain particularly attractive. Even with the stimulus package’s immediate tax relief, given the size of the stimulus as well as the fiscal deficit of the government, taxes are likely to go higher, particularly with the Bush tax cuts scheduled to sunset in 2010. Such a scenario makes tax-advantaged municipal bonds an even more attractive asset class relative to taxable fixed income.

Additionally, we believe that municipal bonds have already priced in a great deal of default risk as well as a liquidity premium. Although the municipal bond market could remain volatile in the near term, we feel that at current prices, investors will be rewarded for staying committed to municipals in the long run.

Lastly, given the changes in the municipal bond market in 2008 and the ones we foresee for 2009 — less insured issuance, changes in regulation, pent-up supply, and uncertain demand — we feel there is a significant opportunity for Putnam’s deep research team to add unique value for municipal bond investors. In a climate of change, it’s important to able to analyze and understand the impact of the changes on the marketplace. That’s why we believe Putnam’s strong research capability sets us apart in today’s climate.

Thank you,Thalia, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2009, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section of www.putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/09

	Class A		Class B		Class C		Class M		Class Y
(inception dates)	(9/20/93)		(9/9/85)		(7/26/99)		(6/1/95)		(1/2/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV

Annual average
(life of fund)	6.19%	6.01%	5.86%	5.86%	5.58%	5.58%	5.96%	5.82%	5.90%

10 years	44.59	38.79	36.67	36.67	33.52	33.52	40.69	36.17	37.95
Annual average	3.76	3.33	3.17	3.17	2.93	2.93	3.47	3.14	3.27

5 years	13.55	9.12	9.97	8.12	9.16	9.16	11.83	8.24	11.00
Annual average	2.57	1.76	1.92	1.57	1.77	1.77	2.26	1.60	2.11

3 years	6.90	2.57	4.81	1.97	4.53	4.53	6.00	2.49	5.74
Annual average	2.25	0.85	1.58	0.65	1.49	1.49	1.96	0.82	1.88

1 year	–0.97	–4.95	–1.67	–6.42	–1.74	–2.69	–1.31	–4.49	–0.83

6 months	0.32	–3.70	0.02	–4.89	–0.09	–1.07	0.17	–3.06	0.34

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After sales charge returns (public offering price, or POP) for class A and M shares reflect a maximum 4.00% and 3.25% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class Y shares have no initial sales charge or CDSC. Performance for class A, C, M, and Y shares before their inception is derived from the historical performance of class B shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund may have limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

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Comparative index returns For periods ended 1/31/09

	Barclays Capital	Lipper Insured Municipal Debt
	Municipal Bond Index	Funds category average*

Annual average (life of fund)	7.06%	6.18%

10 years	55.42	36.54
Annual average	4.51	3.14

5 years	17.81	8.94
Annual average	3.33	1.71

3 years	9.26	2.88
Annual average	3.00	0.92

1 year	–0.16	–3.19

6 months	0.70	–1.55

Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 1/31/09, there were 39, 38, 35, 34, 30, and 5 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 1/31/09

Distributions	Class A		Class B	Class C	Class M		Class Y

Number	6		6	6	6		6

Income [1]	$0.287238		$0.243341	$0.232976	$0.268382		$0.302376

Capital gains — Long-term [2]	0.010300		0.010300	0.010300	0.010300		0.010300

Capital gains — Short-term [2]	—		—	—	—		—

Total	$0.297538		$0.253641	$0.243276	$0.278682		$0.312676

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV

7/31/08	$14.33	$14.93	$14.35	$14.36	$14.37	$14.85	$14.34

1/31/09	14.07	14.66	14.09	14.10	14.11	14.58	14.07

Current yield (end of period)	NAV	POP	NAV	NAV	NAV	POP	NAV

Current dividend rate [3]	3.86%	3.70%	3.23%	3.08%	3.59%	3.47%	4.08%

Taxable equivalent [4]	5.94	5.69	4.97	4.74	5.52	5.34	6.28

Current 30-day SEC yield [5,6]
(with expense limitation)	N/A	3.49	2.98	2.82	N/A	3.26	3.90

Taxable equivalent [4]	N/A	5.37	4.58	4.34	N/A	5.02	6.00

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

1 For some investors, investment income may be subject to the federal alternative minimum tax.

2 Capital gains, if any, are taxable for federal and, in most cases, state purposes.

3 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

4 Assumes maximum 35.00% federal tax rate for 2009. Results for investors subject to lower tax rates would not be as advantageous.

5 For a portion of the period, this fund may have limited expenses, without which yields would have been lower.

6 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

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Fund performance as of the most recent calendar quarter

Total return for periods ended 12/31/08

	Class A		Class B		Class C		Class M		Class Y
(inception dates)	(9/20/93)		(9/9/85)		(7/26/99)		(6/1/95)		(1/2/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV

Annual average
(life of fund)	6.07%	5.89%	5.74%	5.74%	5.47%	5.47%	5.84%	5.69%	5.78%

10 years	41.94	36.27	34.27	34.27	31.04	31.04	38.08	33.57	35.38
Annual average	3.56	3.14	2.99	2.99	2.74	2.74	3.28	2.94	3.08

5 years	10.61	6.22	7.14	5.34	6.39	6.39	8.90	5.42	8.08
Annual average	2.04	1.21	1.39	1.05	1.25	1.25	1.72	1.06	1.57

3 years	3.85	–0.35	1.83	–0.93	1.54	1.54	2.92	–0.50	2.67
Annual average	1.27	–0.12	0.61	–0.31	0.51	0.51	0.96	–0.17	0.88

1 year	–3.06	–6.93	–3.67	–8.32	–3.82	–4.75	–3.39	–6.55	–2.86

6 months	–2.78	–6.66	–3.06	–7.82	–3.18	–4.13	–3.00	–6.11	–2.70

Fund’s annual operating expenses For the fiscal year ended 7/31/08

	Class A	Class B	Class C	Class M	Class Y

Total annual fund operating expenses	0.85%	1.49%	1.64%	1.14%	0.64%*

* Expenses for class Y shares (added 1/2/08) are based on class A shares excluding distribution (12b-1) fees for the last fiscal year.

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The following table shows the expenses you would have paid on a $1,000 investment in Putnam AMT-Free Municipal Fund from August 1, 2008, to January 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

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	Class A	Class B	Class C	Class M	Class Y

Expenses paid per $1,000*	$4.24	$7.46	$8.21	$5.70	$3.18

Ending value (after expenses)	$1,003.10	$1,000.20	$999.10	$1,001.70	$1,003.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended January 31, 2009, use the following calculation method. To find the value of your investment on August 1, 2008, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class Y

Expenses paid per $1,000*	$4.28	$7.53	$8.29	$5.75	$3.21

Ending value (after expenses)	$1,020.97	$1,017.74	$1,016.99	$1,019.51	$1,022.03

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using industry averages

You can also compare your fund’s expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown indicates how much of your fund’s average net assets have been used to pay ongoing expenses during the period.

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	Class A	Class B	Class C	Class M	Class Y

Your fund’s annualized
expense ratio	0.84%	1.48%	1.63%	1.13%	0.63%

Average annualized expense
ratio for Lipper peer group*	0.85%	1.49%	1.64%	1.14%	0.64%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of front-end load funds in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage/service arrangements that may reduce fund expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect 12b-1 fees. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 12/31/08.

Your fund’s portfolio turnover

Putnam funds are actively managed by experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund’s managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund’s average portfolio value within a given period. Funds with high turnover may be more likely to generate capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

Funds that invest in bonds or other fixed-income instruments may have higher turnover than funds that invest only in stocks. Short-term bond funds tend to have higher turnover than longer-term bond funds, because shorter-term bonds will mature or be sold more frequently than longer-term bonds. You can use the following table to compare your fund’s turnover with the average turnover for funds in its Lipper category.

Turnover comparisons Percentage of holdings that change every year

	2008	2007	2006	2005	2004

Putnam AMT-Free Municipal Fund	39%	19%	7%	13%	27%

Lipper Insured Municipal Debt Funds
category average	47%	37%	37%	39%	45%

Turnover data for the fund is calculated based on the fund’s fiscal-year period, which ends on July 31. Turnover data for the fund’s Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund’s portfolio turnover rate to the Lipper average. Comparative data for 2008 is based on information available as of 12/31/08.

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Your fund’s management

Your fund’s Portfolio Managers are Thalia Meehan, Paul Drury, Brad Libby, and Susan McCormack.

Portfolio management fund ownership

The following table shows how much the fund’s current Portfolio Managers have invested in the fund and in all Putnam mutual funds (in dollar ranges). Information shown is as of January 31, 2009, and January 31, 2008.

Trustee and Putnam employee fund ownership

As of January 31, 2009, all of the Trustees of the Putnam funds owned fund shares. The following table shows the approximate value of investments in the fund and all Putnam funds as of that date by the Trustees and Putnam employees. These amounts include investments by the Trustees’ and employees’ immediate family members and investments through retirement and deferred compensation plans.

	Assets in the fund	Total assets in all Putnam funds

Trustees	$51,000	$31,000,000

Putnam employees	66,000	342,000,000

Other Putnam funds managed by the Portfolio Managers

Thalia Meehan, Paul Drury, Brad Libby, and Susan McCormack are Portfolio Managers of Putnam’s open-end tax-exempt funds for the following states: Arizona, California, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania. The same group also manages Putnam Tax Exempt Income Fund, Putnam Managed Municipal Income Trust, and Putnam Municipal Opportunities Trust.

Thalia Meehan, Paul Drury, Brad Libby, and Susan McCormack may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

17

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Barclays Capital Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

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Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”). In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract, effective July 1, 2008.

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard,

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the Trustees also noted that shareholders of your fund voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 30th percentile in management fees and in the 40th percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). (Because the fund’s custom peer group is smaller than the fund’s broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not be applied to your fund because it had a below-average expense ratio relative to its custom peer group.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of the fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if the fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedule in effect for your fund represented

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an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process —as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that your fund’s class A share cumulative total return performance at net asset value was in the following percentiles of its Lipper Inc. peer group (Lipper Insured Municipal Debt Funds) (compared using tax-adjusted performance to recognize the different federal income tax treatment for capital gains distributions and exempt-interest distributions) for the one-year, three-year and five-year periods ended December 31, 2007 (the first percentile being the best-performing funds and the 100th percentile being the worst-performing funds):

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One-year period	7th

Three-year period	30th

Five-year period	36th

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.) Over the one-year, three-year and five-year periods ended December 31, 2007, there were 52, 49, and 49 funds, respectively, in your fund’s Lipper peer group.* Past performance is no guarantee of future returns.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of

* The percentile rankings for your fund’s class A share annualized total return performance in the Lipper Insured Municipal Debt Funds category for the one-year, five-year, and ten-year periods ended December 31, 2008, were 27%, 14%, and 6%, respectively. Over the one-year, five-year, and ten-year periods ended December 31, 2008, your fund ranked 11th out of 40, 5th out of 37, and 2nd out of 33 funds, respectively. Unlike the information above, these rankings reflect performance before taxes. Note that this more recent information was not available when the Trustees approved the continuance of your fund’s management contract.

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which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

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Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

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Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings —from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

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The fund’s portfolio 1/31/09 (Unaudited)

Key to abbreviations
AGO Assured Guaranty, Ltd.	GNMA Coll. Government National Mortgage
AMBAC AMBAC Indemnity Corporation	Association Collateralized
FGIC Financial Guaranty Insurance Company	G.O. Bonds General Obligation Bonds
FHA Insd. Federal Housing Administration Insured	MBIA MBIA Insurance Company
FHLMC Coll. Federal Home Loan Mortgage	PSFG Permanent School Fund Guaranteed
Corporation Collateralized	U.S. Govt. Coll. U.S. Government Collateralized
FNMA Coll. Federal National Mortgage	VRDN Variable Rate Demand Notes
Association Collateralized	XLCA XL Capital Assurance
FSA Financial Security Assurance

MUNICIPAL BONDS AND NOTES (97.8%)*	Rating**	Principal amount	Value

Alabama (0.9%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$310,000	$300,610
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll.,
5 1/2s, 10/1/37	Aaa	2,725,000	2,715,844

			3,016,454
Alaska (1.6%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A,
4.4s, 12/1/31	Aaa	1,955,000	1,894,180

Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AA	3,420,000	3,486,348

			5,380,528
Arizona (0.6%)
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	AA	2,000,000	1,968,180

			1,968,180
Arkansas (0.9%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev.
Bonds, Ser. A, FSA, 4s, 11/1/21	AAA	680,000	678,620

Springdale, Sales & Use Tax Rev. Bonds, FSA,
4.2s, 7/1/24	AAA	2,500,000	2,346,975

			3,025,595
California (13.1%)
Beaumont, Fin. Auth. Local Agcy. Special Tax
Bonds, Ser. C, AMBAC, 4 3/4s, 9/1/28	A	2,370,000	1,776,031

CA State Dept. of Wtr. Resources Rev. Bonds
(Central Valley), Ser. AE, 5s, 12/1/29	Aaa	2,500,000	2,525,825

CA State Pub. Wks. Board Rev. Bonds (Dept. Hlth.
Svcs. Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/23	A2	2,445,000	2,280,207

CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(St. Joseph), MBIA, 5 1/8s, 7/1/24	AA	2,000,000	1,943,320

Chino Basin, Regl. Fin. Auth. Rev. Bonds (Inland
Empire Util. Agcy.), Ser. A, AMBAC, 5s, 11/1/33	AA-	2,000,000	1,838,160

Garvey, School Dist. G.O. Bonds (Election of 2004), FSA
zero %, 8/1/26	AAA	1,000,000	341,370
zero %, 8/1/25	AAA	1,475,000	544,791

Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll.,
FNMA Coll., 5s, 6/1/38 (Prerefunded)	AAA	2,475,000	2,777,816
Ser. A, AMBAC, zero %, 6/1/24	Aa2	5,000,000	2,028,750

Grossmont-Cuyamaca, Cmnty. College Dist. G.O.
Bonds (Election of 2002), Ser. B, FGIC, zero %, 8/1/17	AA	2,100,000	1,554,966

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MUNICIPAL BONDS AND NOTES (97.8%)* cont.	Rating**	Principal amount	Value

California cont.
Los Angeles, Unified School Dist. G.O. Bonds
(Election of 2004), Ser. C, FGIC, 5s, 7/1/26	Aa3	$2,745,000	$2,676,348

Merced, City School Dist. G.O. Bonds (Election
of 2003), MBIA
zero %, 8/1/25	AA	1,190,000	450,284
zero %, 8/1/24	AA	1,125,000	465,615
zero %, 8/1/23	AA	1,065,000	485,363
zero %, 8/1/22	AA	1,010,000	506,606

Sacramento, City Fin. Auth. Tax Alloc. Bonds,
Ser. A, FGIC, zero %, 12/1/21	AA	5,500,000	2,529,780

Sacramento, Muni. Util. Dist. Fin. Auth. Rev.
Bonds (Cosumnes), MBIA
5s, 7/1/19	AA	3,000,000	2,917,680
5s, 7/1/18	AA	4,000,000	3,976,120

San Diego, Unified School Dist. G.O. Bonds
(Election of 1998), Ser. E, FSA, 5 1/4s,
7/1/19 (Prerefunded)	AAA	2,000,000	2,247,900

Santa Ana, Fin. Auth. Lease Rev. Bonds (Police
Admin. & Hldg. Fac.), Ser. A, MBIA, 6 1/4s, 7/1/17	AA	3,680,000	4,232,110

Walnut Valley, Unified School Dist. G.O. Bonds
(Election of 2007), Ser. A, FSA
5s, 8/1/28	AAA	1,055,000	993,230
5s, 8/1/27	AAA	1,745,000	1,687,747

Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A,
AMBAC, 5s, 1/1/24	A1	2,000,000	2,006,820

			42,786,839
Colorado (1.3%)
Adams & Arapahoe Cntys., Joint School Dist. G.O.
Bonds (No. 28J Aurora), Ser. A, FSA, 5 1/4s, 12/1/18	AAA	2,810,000	3,058,966

CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.)
Ser. C1, MBIA, 5 1/2s, 9/1/24	AA	1,000,000	785,890
Ser. A, MBIA, zero %, 9/1/34	AA	3,525,000	393,143

			4,237,999
Connecticut (2.5%)
CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.),
Ser. V-1, 0.4s, 7/1/36	VMIG1	8,200,000	8,200,000

			8,200,000
Florida (10.4%)
Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC,
5s, 10/1/26	A2	2,000,000	1,910,300

Fleming Island, Plantation Cmnty. Dev. Dist.
Special Assmt. Bonds, MBIA, 4 1/2s, 5/1/31	Baa1	1,000,000	653,960

Hernando Cnty., Rev. Bonds (Criminal Justice
Complex Fin.), FGIC, 7.65s, 7/1/16	AA	13,675,000	17,116,314

Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/25	Aa3	2,000,000	1,999,860

Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, FSA,
XLCA, 5s, 10/1/23	AAA	1,000,000	1,029,680

Orlando & Orange Cnty., Expressway Auth. Rev.
Bonds, FGIC, 8 1/4s, 7/1/14	AA	5,000,000	6,250,250

Sumter Cnty., School Dist. Rev. Bonds
(Multi-Dist. Loan Program), FSA, 7.15s, 11/1/15	AAA	3,935,000	4,982,497

			33,942,861

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MUNICIPAL BONDS AND NOTES (97.8%)* cont.	Rating**	Principal amount	Value

Georgia (2.2%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory
Put Bonds (Oglethorpe Pwr. Corp.), Class E,
MBIA, 4 3/4s, 4/1/11	AA	$3,000,000	$3,073,410

Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. &
Fam. Hsg. Project), MBIA, 5 1/4s, 11/1/20	AA	3,360,000	3,601,013

GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y,
AMBAC, U.S. Govt. Coll., 6.4s, 1/1/13 (Prerefunded)	A1	415,000	467,381

			7,141,804
Illinois (9.7%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aa3	155,000	155,347

Chicago, Board of Ed. G.O. Bonds, Ser. A, MBIA,
5 1/4s, 12/1/19	AA	1,500,000	1,588,170

Chicago, O’Hare Intl. Arpt. Rev. Bonds, Ser. A,
FSA, 5s, 1/1/33	AAA	4,080,000	3,650,906

Cicero, G.O. Bonds, Ser. A, XLCA, 5 1/4s, 1/1/21	BBB+/P	2,250,000	1,800,608

Du Page Cnty., Cmnty. High School Dist. G.O.
Bonds (Dist. No. 108 - Lake Park), FSA, 5.6s, 1/1/20	Aa3	1,000,000	1,074,920

IL G.O. Bonds, Ser. 1, MBIA, 5 1/4s, 10/1/19	AA	5,000,000	5,342,100

IL Fin. Auth. Rev. Bonds (Rush U. Med. Ctr.),
Ser. B, MBIA, 5 3/4s, 11/1/28	AA	2,500,000	2,140,350

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA
5s, 1/1/23	AAA	3,750,000	3,898,013
5s, 1/1/22	AAA	2,500,000	2,632,625

Metro. Pier & Exposition Auth. Dedicated State
Tax Rev. Bonds (McCormick), Ser. A, MBIA,
zero %, 12/15/22	AA	5,500,000	2,777,170

Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC,
8s, 6/1/17	Aa2	5,000,000	6,551,500

			31,611,709
Indiana (2.6%)
Center Grove, Ind. Bldg. Corp. Rev. Bonds
(First Mtg.), FGIC, 5s, 7/15/25	AA+	1,345,000	1,355,276

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds,
Ser. A, AMBAC, 5s, 1/1/20	A1	5,695,000	5,920,522

IN State Hsg. Fin. Auth. Rev. Bonds (Single
Family Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	210,000	211,023
4.15s, 7/1/16	Aaa	305,000	306,488
4.1s, 7/1/15	Aaa	95,000	95,465
3.95s, 7/1/14	Aaa	295,000	296,319
3.9s, 1/1/14	Aaa	210,000	210,880

			8,395,973
Louisiana (3.0%)
Ernest N. Morial-New Orleans Exhibit Hall Auth.
Special Tax, AMBAC, 5s, 7/15/20	A	5,730,000	4,963,613

LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	Aa3	3,000,000	3,171,090

Lafayette, Pub. Pwr. Auth. Elec. Rev. Bonds,
MBIA, 5s, 11/1/32	AA	2,000,000	1,813,660

			9,948,363
Maryland (0.6%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(U. of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A	2,000,000	1,878,520

			1,878,520

28

MUNICIPAL BONDS AND NOTES (97.8%)* cont.	Rating**	Principal amount	Value

Massachusetts (3.1%)
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	$1,815,000	$1,904,425
(Care Group), Ser. B-2, MBIA, 5 3/8s, 2/1/28	AA	1,000,000	815,900

MA State Hlth. & Edl. Fac. Auth. VRDN (Harvard
U.), Ser. R, 0.4s, 11/1/49	VMIG1	4,300,000	4,300,000

MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll., 5 1/4s,
1/1/23 (Prerefunded)	A2	1,000,000	1,141,650

MA State Tpk. Auth. Hwy. Syst. Rev. Bonds,
Ser. A, MBIA, 5s, 1/1/37	AA	2,805,000	2,009,726

			10,171,701
Michigan (8.3%)
Detroit, City School Dist. G.O. Bonds (School
Bldg. & Site Impt.), Ser. B, FGIC, 5s, 5/1/25	AA	7,990,000	7,989,361

Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.
Care), Ser. A, MBIA, 5 1/2s, 1/15/17 (Prerefunded)	AA	500,000	555,520

MI Muni. Board Auth. Rev. Bonds (Clean Wtr.
Revolving Fund), 5s, 10/1/25	Aaa	1,000,000	1,022,270

MI State Hosp. Fin. Auth. Rev. Bonds (Mercy
Hlth.), Ser. X, MBIA, 6s, 8/15/34 (Prerefunded)	Aa2	1,650,000	1,710,225

MI State Strategic Fund, Ltd. Mandatory Put Bonds
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/11	Baa1	3,500,000	3,394,335

MI State Strategic Fund, Ltd. Rev. Bonds (Detroit
Edison Co.), AMBAC, 7s, 5/1/21	A	4,000,000	4,882,160

Midland Cnty., Bldg. Auth. G.O. Bonds, FSA
5s, 10/1/25	AAA	1,000,000	982,190
5s, 10/1/24	AAA	1,150,000	1,147,447

Northern Michigan U. Rev. Bonds, Ser. A, FSA,
5s, 12/1/27	AAA	1,775,000	1,780,130

Western MI U. Rev. Bonds, FSA, 5s, 11/15/28	AAA	3,500,000	3,502,310

			26,965,948
Mississippi (1.1%)
MS Dev. Bank Rev. Bonds (West Rankin Util.
Auth.), FSA, 5s, 1/1/27	AAA	1,315,000	1,301,140

MS Home Corp. Rev. Bonds (Single Fam. Mtge.),
Ser. D-1, GNMA Coll., FNMA Coll., 6.1s, 6/1/38	Aaa	2,410,000	2,444,704

			3,745,844
Missouri (2.6%)
Jackson Cnty., Special Oblig. Rev. Bonds (Harry S.
Truman Sports Complex), AMBAC, 5s, 12/1/22	Aa3	1,285,000	1,342,414

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,063,120

MO State Hlth. & Edl. Fac. Auth. VRDN
(Washington U. (The)), Ser. D, 0.6s, 9/1/30	VMIG1	5,000,000	5,000,000

			8,405,534
New Hampshire (0.4%)
NH Muni. Bond Bank Rev. Bonds, Ser. C, MBIA,
5s, 3/15/25	Aa2	1,195,000	1,236,251

			1,236,251

29

MUNICIPAL BONDS AND NOTES (97.8%)* cont.	Rating**	Principal amount	Value

New Jersey (1.7%)
NJ State Rev. Bonds (Trans. Syst.), Ser. C,
AMBAC, zero %, 12/15/24	AA-	$2,100,000	$842,940

NJ State Tpk. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/30	A	5,000,000	4,737,450

			5,580,390
New York (9.4%)
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev.
Bonds (City School Dist. Buffalo), Ser. A, FSA
5 3/4s, 5/1/28	AAA	2,275,000	2,286,102
5 3/4s, 5/1/27	AAA	6,590,000	6,678,898

Nassau Cnty., Hlth. Care Syst. Rev. Bonds (Nassau
Hlth. Care Corp.), FSA
6s, 8/1/13 (Prerefunded)	AAA	4,610,000	4,821,137
6s, 8/1/12 (Prerefunded)	AAA	2,285,000	2,389,653

NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A,
MBIA, FGIC, 5s, 7/1/25	AA+	1,000,000	976,980

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds,
Ser. B, AMBAC, 5s, 6/15/28	AAA	3,000,000	3,013,440

NY State Dorm. Auth. Rev. Bonds (Brooklyn Law
School), Ser. B, XLCA
5 3/8s, 7/1/22	Baa1	2,270,000	2,287,139
5 3/8s, 7/1/20	Baa1	2,215,000	2,259,677

NY State Dorm. Auth. Personal Income Tax Rev.
Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,083,940

Sales Tax Asset Receivable Corp. Rev. Bonds,
Ser. A, AMBAC, 5s, 10/15/29	AAA	3,000,000	3,030,870

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds
(Syracuse City School Dist.), Ser. A, FSA, 5s,
5/1/25	AAA	1,000,000	1,013,970

			30,841,806
North Carolina (1.6%)
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1,
Catawba Elec.), Ser. A, MBIA, 5 1/4s, 1/1/19	AA	5,000,000	5,214,700

			5,214,700
Ohio (2.2%)
Lorain Cnty., Hosp. Rev. Bonds (Catholic),
Ser. C-2, FSA, 5s, 4/1/24	AAA	2,000,000	2,010,160

Morley Library Dist. G.O. Bonds (Lake Cnty. Dist.
Library), AMBAC, 5 1/4s, 12/1/19	A2	1,535,000	1,632,580

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds,
Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15	AAA/P	45,000	25,088

U. of Akron Rev. Bonds, Ser. B, FSA, 5 1/4s,
1/1/26	AAA	3,375,000	3,506,186

			7,174,014
Pennsylvania (0.4%)
Erie Cnty., Convention Ctr. Auth. Rev. Bonds
(Convention Ctr. Hotel), FGIC, 5s, 1/15/22	AA	1,415,000	1,437,499

			1,437,499
Puerto Rico (1.2%)
Cmnwlth. of PR, G.O. Bonds, Ser. C-7, MBIA, 6s,
7/1/27	AA	1,500,000	1,413,794

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, AGO, 5s, 7/1/28	AAA	2,750,000	2,615,415

			4,029,209

30

MUNICIPAL BONDS AND NOTES (97.8%)* cont.	Rating**	Principal amount	Value

South Dakota (0.4%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership
Mtge.), Ser. J, 4.6s, 5/1/19	AAA	$1,250,000	$1,240,850

			1,240,850
Texas (9.7%)
Dallas Cnty., Util. & Reclaimation Dist. G.O.
Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A	2,500,000	2,132,075

Dallas, Indpt. School Dist. G.O. Bonds
(School Bldg.), PSFG, 6s, 2/15/27	Aaa	2,500,000	2,744,600
PSFG, 5 1/4s, 2/15/19	Aaa	2,500,000	2,663,250

Friendswood, Indpt. School Dist. G.O. Bonds
(Schoolhouse), PSFG, 5s, 2/15/26	Aaa	1,500,000	1,543,905

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN
(Texas Med. Ctr.), Ser. B-1, 0.62s, 9/1/31	VMIG1	1,000,000	1,000,000

Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24	Aa3	1,190,000	1,222,344

Houston, Arpt. Syst. Rev. Bonds, FSA, 5s, 7/1/21	AAA	5,280,000	5,212,574

La Joya, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/30	Aaa	2,500,000	2,510,775

Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C,
AMBAC, 5s, 8/1/29	A	1,000,000	991,140

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/27	Aaa	2,000,000	2,035,360

Mission Cons., Indpt. School Dist. G.O. Bonds,
PSFG, 5s, 2/15/23	Aaa	1,000,000	1,051,360

Nacogdoches, Indpt. School Dist. G.O. Bonds,
PSFG, 5 1/2s, 2/15/15	Aaa	140,000	149,962

North TX Thruway Auth. Rev. Bonds
Ser. A, MBIA, 5 1/8s, 1/1/28	AA	1,500,000	1,449,705
Ser. D, AGO, zero %, 1/1/28	AAA	2,700,000	823,446

Pharr, San Juan — Alamo, Indpt. School Dist. G.O.
Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,008,620

San Antonio Wtr. Rev. Bonds, FSA, 5 1/2s, 5/15/20	AAA	4,000,000	4,284,160

			31,823,276
Utah (2.4%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A,
MBIA, U.S. Govt. Coll., 6.15s, 7/1/14
(Prerefunded)	AA	7,790,000	7,790,857

			7,790,857
Washington (2.4%)
WA State Pub. Pwr. Supply Syst. Rev. Bonds
(Nuclear No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	6,000,000	7,785,720

			7,785,720
West Virginia (1.5%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	AA	5,000,000	4,832,450

			4,832,450

TOTAL INVESTMENTS

Total investments (cost $318,702,658)			$319,810,874

31

* Percentages indicated are based on net assets of $327,038,640.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at January 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2009. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at January 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

The rates shown on VRDN, Mandatory Put Bonds are the current interest rates at January 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2009 (as a percentage of net assets):

Utilities	22.2%
Local government	18.1
State government	18.0
Education	11.7

The fund had the following insurance concentrations greater than 10% at January 31, 2009 (as a percentage of net assets):

MBIA	22.3%
FSA	21.8
AMBAC	20.5
FGIC	13.2

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$—	$—

Level 2	319,810,874	—

Level 3	—	—

Total	$319,810,874	$—

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

32

Statement of assets and liabilities 1/31/09 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $318,702,658)	$319,810,874

Cash	3,318,397

Interest and other receivables	3,165,573

Receivable for shares of the fund sold	1,979,566

Receivable from Manager (Note 2)	20,768

Total assets	328,295,178

LIABILITIES

Distributions payable to shareholders	336,736

Payable for shares of the fund repurchased	552,156

Payable for compensation of Manager (Note 2)	125,604

Payable for investor servicing fees (Note 2)	15,133

Payable for Trustee compensation and expenses (Note 2)	77,522

Payable for administrative services (Note 2)	1,969

Payable for distribution fees (Note 2)	79,839

Other accrued expenses	67,579

Total liabilities	1,256,538

Net assets	$327,038,640

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$327,159,758

Distribution in excess of net investment income (Note 1)	(78,430)

Accumulated net realized loss on investments (Note 1)	(1,150,904)

Net unrealized appreciation of investments	1,108,216

Total — Representing net assets applicable to capital shares outstanding	$327,038,640

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($291,028,256 divided by 20,682,827 shares)	$14.07

Offering price per class A share (100/96.00 of $14.07)*	$14.66

Net asset value and offering price per class B share ($19,373,512 divided by 1,375,015 shares)**	$14.09

Net asset value and offering price per class C share ($14,340,074 divided by 1,017,081 shares)**	$14.10

Net asset value and redemption price per class M share ($1,104,062 divided by 78,258 shares)	$14.11

Offering price per class M share (100/96.75 of $14.11)***	$14.58

Net asset value, offering price and redemption price per class Y share
($1,192,736 divided by 84,751 shares)	$14.07

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

33

Statement of operations Six months ended 1/31/09 (Unaudited)

INTEREST INCOME	$7,561,412

EXPENSES

Compensation of Manager (Note 2)	$778,119

Investor servicing fees (Note 2)	91,197

Custodian fees (Note 2)	3,707

Trustee compensation and expenses (Note 2)	16,915

Administrative services (Note 2)	10,919

Distribution fees — Class A (Note 2)	297,636

Distribution fees — Class B (Note 2)	90,271

Distribution fees — Class C (Note 2)	65,913

Distribution fees — Class M (Note 2)	2,496

Other	84,535

Fees waived and reimbursed by Manager (Note 2)	(10,945)

Total expenses	1,430,763

Expense reduction (Note 2)	(28,326)

Net expenses	1,402,437

Net investment income	6,158,975

Net realized gain on investments (Notes 1 and 3)	191,195

Net realized loss on swap contracts (Note 1)	(8,541)

Net realized loss on futures contracts (Note 1)	(227,381)

Net unrealized depreciation of investments and futures contracts during the period	(5,212,937)

Net loss on investments	(5,257,664)

Net increase in net assets resulting from operations	$901,311

The accompanying notes are an integral part of these financial statements.

34

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$6,158,975	$11,349,039

Net realized gain (loss) on investments	(44,727)	535,918

Net unrealized depreciation of investments	(5,212,937)	(5,272,311)

Net increase in net assets resulting from operations	901,311	6,612,646

Distributions to shareholders: (Note 1)
From ordinary income
Taxable net investment income

Class A	(32,316)	(25,639)

Class B	(2,318)	(2,967)

Class C	(1,597)	(808)

Class M	(99)	(105)

Class Y	(124)	—

From tax-exempt net investment income
Class A	(5,613,613)	(10,293,628)

Class B	(368,904)	(923,487)

Class C	(217,112)	(286,306)

Class M	(19,047)	(44,008)

Class Y	(9,136)	(243)

From net realized long-term gain on investments
Class A	(207,771)	(355,061)

Class B	(14,945)	(38,571)

Class C	(10,361)	(11,323)

Class M	(629)	(1,585)

Class Y	(797)	—

Redemption fees (Note 1)	7	—

Increase from capital share transactions (Note 4)	28,913,510	8,449,930

Total increase in net assets	23,316,059	3,078,845

NET ASSETS

Beginning of period	303,722,581	300,643,736

End of period (including distributions in excess of $78,430 and
undistributed net investment income of $26,861, respectively)	$327,038,640	$303,722,581

* Unaudited

The accompanying notes are an integral part of these financial statements.

35

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

													Ratio of net
			Net realized			From net						Ratio	investment
	Net asset value,		and unrealized	Total from	From net	realized				Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss) on	investment	investment	gain on	Total	Redemption	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)	investments	operations	income	investments	distributions	fees	end of period	value (%) [a]	(in thousands)	net assets (%) [b]	net assets (%)	turnover (%)

Class A
January 31, 2009 **	$14.33	.29 [c]	(.25)	.04	(.29)	(.01)	(.30)	— [d]	$14.07	.32 *	$291,028	.43 *[c]	2.03 *[c]	1.38 *
July 31, 2008	14.59	.56 [c]	(.23)	.33	(.57)	(.02)	(.59)	—	14.33	2.30	267,448	.85 [c]	3.85 [c]	39.26
July 31, 2007	14.70	.56 [c]	(.06)	.50	(.57)	(.04)	(.61)	—	14.59	3.41	257,709	.85 [c]	3.78 [c]	18.88
July 31, 2006	15.07	.57 [c]	(.30)	.27	(.56)	(.08)	(.64)	— [d]	14.70	1.85	270,331	.85 [c]	3.81 [c]	6.97
July 31, 2005	14.92	.54 [c]	.26	.80	(.54)	(.11)	(.65)	— [d]	15.07	5.39	277,931	.84 [c]	3.57 [c]	12.61
July 31, 2004	14.93	.53	.25	.78	(.53)	(.26)	(.79)	—	14.92	5.20	287,528.85		3.49	26.81

Class B
January 31, 2009 **	$14.35	.25 [c]	(.26)	(.01)	(.24)	(.01)	(.25)	— [d]	$14.09	.02 *	$19,374	.74 *[c]	1.71 *[c]	1.38 *
July 31, 2008	14.61	.47 [c]	(.23)	.24	(.48)	(.02)	(.50)	—	14.35	1.62	23,548	1.49 [c]	3.21 [c]	39.26
July 31, 2007	14.72	.47 [c]	(.07)	.40	(.47)	(.04)	(.51)	—	14.61	2.73	33,472	1.49 [c]	3.13 [c]	18.88
July 31, 2006	15.09	.47 [c]	(.29)	.18	(.47)	(.08)	(.55)	— [d]	14.72	1.26	59,527	1.50 [c]	3.15 [c]	6.97
July 31, 2005	14.94	.44 [c]	.26	.70	(.44)	(.11)	(.55)	— [d]	15.09	4.71	88,337	1.49 [c]	2.92 [c]	12.61
July 31, 2004	14.95	.44	.24	.68	(.43)	(.26)	(.69)	—	14.94	4.52	110,498	1.50	2.83	26.81

Class C
January 31, 2009 **	$14.36	.24 [c]	(.26)	(.02)	(.23)	(.01)	(.24)	— [d]	$14.10	(.09) *	$14,340	.82 *[c]	1.64 *[c]	1.38 *
July 31, 2008	14.61	.45 [c]	(.22)	.23	(.46)	(.02)	(.48)	—	14.36	1.57	11,689	1.64 [c]	3.06 [c]	39.26
July 31, 2007	14.73	.44 [c]	(.07)	.37	(.45)	(.04)	(.49)	—	14.61	2.60	8,405	1.64 [c]	2.99 [c]	18.88
July 31, 2006	15.09	.45 [c]	(.29)	.16	(.44)	(.08)	(.52)	— [d]	14.73	1.12	8,723	1.65 [c]	3.01 [c]	6.97
July 31, 2005	14.94	.42 [c]	.26	.68	(.42)	(.11)	(.53)	— [d]	15.09	4.54	8,835	1.64 [c]	2.77 [c]	12.61
July 31, 2004	14.95	.41	.25	.66	(.41)	(.26)	(.67)	—	14.94	4.40	10,097	1.65	2.69	26.81

Class M
January 31, 2009 **	$14.37	.27 [c]	(.25)	.02	(.27)	(.01)	(.28)	— [d]	$14.11	.17 *	$1,104	.57 *[c]	1.89 c*	1.38 *
July 31, 2008	14.63	.52 [c]	(.23)	.29	(.53)	(.02)	(.55)	—	14.37	2.03	1,028	1.14 [c]	3.56 [c]	39.26
July 31, 2007	14.74	.52 [c]	(.06)	.46	(.53)	(.04)	(.57)	—	14.63	3.19	1,059	1.14 [c]	3.49 [c]	18.88
July 31, 2006	15.11	.53 [c]	(.30)	.23	(.52)	(.08)	(.60)	— [d]	14.74	1.55	1,124	1.15 [c]	3.51 [c]	6.97
July 31, 2005	14.96	.50 [c]	.25	.75	(.49)	(.11)	(.60)	— [d]	15.11	5.05	1,135	1.14 [c]	3.27 [c]	12.61
July 31, 2004	14.97	.49	.24	.73	(.48)	(.26)	(.74)	—	14.96	4.93	1,188	1.15	3.19	26.81

Class Y
January 31, 2009 **	$14.34	.30 [c]	(.26)	.04	(.30)	(.01)	(.31)	— [d]	$14.07	.34 *	$1,193	.32 *[c]	2.19 *[c]	1.38 *
July 31, 2008 †	14.71	.34 [c]	(.36)	(.02)	(.35)	—	(.35)	—	14.34	(.09) *	10	.37 *[c]	.28 *[c]	39.26

See notes to financial highlights at the end of this section.

36	37

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period January 2, 2008 (commencement of operations) to July 31, 2008. a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements (Note 2).

c Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of

average net assets

January 31, 2009	<0.01%

July 31, 2008	0.01

July 31, 2007	<0.01

July 31, 2006	<0.01

July 31, 2005	<0.01

d Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

38

Notes to financial statements 1/31/09 (Unaudited)

Note 1: Significant accounting policies

Putnam AMT-Free Municipal Fund (the “fund”), formerly Putnam AMT-Free Insured Municipal Fund, is a series of Putnam Tax Free Income Trust (the “trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open end management investment company. The fund pursues its objective of seeking high current income exempt from federal income tax by investing in tax exempt bonds that are investment-grade in quality, and have intermediate- to long-term maturities. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default.

The fund offers class A, class B, class C, class M and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. The expenses for class A, class B, class C, and class M shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, and class M shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the iden-tified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities,

39

if any, are recognized as soon as the fund is informed of the ex-dividend date. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities.When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

D) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (“FIN 48”). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The aggregate identified cost on a tax basis is $318,702,658 resulting in gross unrealized appreciation and depreciation of $12,196,139 and $11,087,923, respectively, or net unrealized appreciation of $1,108,216.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined

40

until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the lesser of (i) an annual rate of 0.50% of the average net asset value of the fund or (ii) the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, and 0.34% of the next $5 billion and 0.33% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through July 31, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the six months ended January 31, 2009, Putnam Management waived $10,945 of its management fee from the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by theTrustees.

Custodial functions for the fund’s assets were provided by State Street Bank andTrust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Prior to December 31, 2008, these services were provided by Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management. Putnam Investor Services, Inc. and Putnam Investor Services received fees for investor servicing, subject to certain limitations, based on the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The amounts incurred for investor servicing agent functions provided by affiliates of Putnam Management during the six months ended January 31, 2009 are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the six months ended January 31, 2009, the fund’s expenses were reduced by $28,326 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $395 as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters.Trustees also are reimbursed for expenses they incur relating to their services asTrustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability

41

is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rate of 0.85%, 1.00% and 0.50% of the average net assets for class B, class C and class M shares, respectively. For class A shares, the annual payment rate will equal the weighted average of (i) 0.20% on the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% on all other net assets of the fund attributable to class A shares.

For the six months ended January 31, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $29,169 and $38 from the sale of class A and class M shares, respectively, and received $4,301, and $5,374 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the six months ended January 31, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received $4,690 on class A redemptions.

Note 3: Purchases and sales of securities

During the six months ended January 31, 2009, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $15,192,274 and $4,046,337, respectively. There were no purchases or sales of U.S. government securities.

Note 4: Capital shares

At January 31, 2009, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	4,503,660	$62,136,500	2,951,336	$43,128,048

Shares issued in connection with	284,508	3,928,584	499,722	7,262,690
reinvestment of distributions

	4,788,168	66,065,084	3,451,058	50,390,738

Shares repurchased	(2,763,292)	(37,653,497)	(2,458,601)	(35,909,296)

Net increase	2,024,876	$28,411,587	992,457	$14,481,442

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	76,413	$1,045,839	85,050	$1,245,892

Shares issued in connection with	17,289	239,154	40,643	591,791
reinvestment of distributions

	93,702	1,284,993	125,693	1,837,683

Shares repurchased	(359,191)	(4,915,157)	(776,428)	(11,360,439)

Net decrease	(265,489)	$(3,630,164)	(650,735)	$(9,522,756)

42

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	335,798	$4,706,138	351,292	$5,137,249

Shares issued in connection with	11,635	160,848	13,147	185,785
reinvestment of distributions

	347,433	4,866,986	364,439	5,323,034

Shares repurchased	(144,191)	(1,990,133)	(125,680)	(1,832,484)

Net increase	203,242	$2,876,853	238,759	$3,490,550

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	30,096	$419,196	45,796	$671,835

Shares issued in connection with	867	11,989	2,118	30,876
reinvestment of distributions

	30,963	431,185	47,914	702,711

Shares repurchased	(24,200)	(324,567)	(48,812)	(712,260)

Net increase (decrease)	6,763	$106,618	(898)	$(9,549)

	Six months ended 1/31/09		Year ended 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	87,090	$1,192,049	680	$10,000

Shares issued in connection with	432	5,970	17	243
reinvestment of distributions

	87,522	1,198,019	697	10,243

Shares repurchased	(3,468)	(49,403)	—	—

Net increase	84,054	$1,148,616	697	$10,243

At January 31, 2009, Putnam Investments, LLC owned 713 class Y shares of the fund (0.8% of class Y shares outstanding), valued at $10,025.

Note 5: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 6: New accounting pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

Note 7: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

43

Putnam puts your interests first

Putnam has introduced a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. Visit the Individual Investors section at www.putnam.com for details.

Cost-cutting initiatives

Ongoing expenses will be limited Through June 30, 2009, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund’s industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

Lower class B purchase limit To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be refused.)

Improved disclosure

Putnam fund prospectuses and shareholder reports have been revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, turnover comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts has also been enhanced to alert investors to potential cost savings.

Protecting investors’ interests

Short-term trading fee introduced To discourage short-term trading, which can interfere with a fund’s long-term strategy, a 1% short-term trading fee may be imposed on any Putnam fund shares (other than money market funds) redeemed or exchanged within 7 calendar days of purchase (for certain funds, this fee applies for 90 days).

44

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	George Putnam, III	Beth S. Mazor
Putnam Investment	Robert L. Reynolds	Vice President
Management, LLC	Richard B. Worley
One Post Office Square		James P. Pappas
Boston, MA 02109		Vice President
Officers
Marketing Services	Charles E. Haldeman, Jr.	Francis J. McNamara, III
Putnam Retail Management	President	Vice President and
One Post Office Square		Chief Legal Officer
Boston, MA 02109	Charles E. Porter
	Executive Vice President,	Robert R. Leveille
Custodian	Principal Executive Officer,	Vice President and
State Street Bank and	Associate Treasurer and	Chief Compliance Officer
Trust Company	Compliance Liaison
Mark C. Trenchard
Legal Counsel	Jonathan S. Horwitz	Vice President and
Ropes & Gray LLP	Senior Vice President	BSA Compliance Officer
and Treasurer
Trustees		Judith Cohen
John A. Hill, Chairman	Steven D. Krichmar	Vice President, Clerk and
Jameson A. Baxter,	Vice President and	Assistant Treasurer
Vice Chairman	Principal Financial Officer
Charles B. Curtis		Wanda M. McManus
Robert J. Darretta	Janet C. Smith	Vice President, Senior Associate
Myra R. Drucker	Vice President, Principal	Treasurer and Assistant Clerk
Charles E. Haldeman, Jr.	Accounting Officer and
Paul L. Joskow	Assistant Treasurer	Nancy E. Florek
Elizabeth T. Kennan		Vice President, Assistant Clerk,
Kenneth R. Leibler	Susan G. Malloy	Assistant Treasurer and
Robert E. Patterson	Vice President and	Proxy Manager
Assistant Treasurer

This report is for the information of shareholders of Putnam AMT-Free Municipal Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Forwarding service requested

SA043 255356 3/09

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 31, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 31, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: August 1, 2008 — January 31, 2009

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)
PTHAX

Putnam Tax-Free High Yield Fund

Semiannual Report 1|31|09

A world of investing.™

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Since 1937, when George Putnam created a prudent mix of stocks and bonds in a single, professionally managed portfolio, we have championed the wisdom of the balanced approach. Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios so investors can pursue a range of financial goals. Our seasoned portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in service excellence, in the value of experienced financial advice, and in putting clients first in everything we do.

Not FDIC Insured
May lose value
No bank guarantee

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

Putnam
Tax-Free
High Yield Fund

1|31|09
Semiannual Report

Message from the Trustees	2
About the fund	4
Performance snapshot	6
Interview with your fund’s Portfolio Manager	7
Performance in depth.	12
Expenses	14
Portfolio turnover	16
Your fund’s management.	17
Terms and definitions	18
Trustee approval of management contract	19
Other shareholder information	24
Financial statements	25

Cover photograph: © Richard H. Johnson

Message from the Trustees

Dear Fellow Shareholder:

Financial markets have experienced significant upheaval for well over a year now. Responses by governmental and financial authorities have been rapid and often unprecedented in scale, including the recent passage of a nearly $800 billion economic stimulus plan by Congress. Although history reminds us that stability and optimism have always returned to the markets, investors should expect continued volatility in the near term, for we are in the midst of a deep and painful bear market.

Under President and Chief Executive Officer Robert L. Reynolds, Putnam Investments is making the most of these challenging times by instituting several important changes designed to prepare Putnam for the eventual recovery. Key among them has been replacing a team management structure within Putnam equity funds with a more nimble decision-making process that vests responsibility with individual fund managers.

In other moves aimed at achieving performance excellence, Putnam has affirmed a fundamental approach to investing, simplified its equity fund lineup, and hired nearly 20 seasoned equity analysts.

We would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam. Although the markets have presented investors with extraordinary challenges, it is Putnam’s belief that the seeds of opportunity are often sown during difficult times like these.

About the fund
Potential for high current income exempt from federal income tax

Two of the most significant challenges of fixed-income investing are low interest rates and taxes on income. Putnam Tax-Free High Yield Fund can help investors reduce the impact of both by investing in higher yielding municipal bonds, which offer the potential for a greater stream of income along with tax advantages. While the stated yields on municipal bonds are lower than those of taxable bonds, the income most of these bonds pay is exempt from federal income tax.

Municipal bonds are typically issued by states and local municipalities to raise funds for building and maintaining public facilities. The income from a municipal bond is generally exempt from federal income tax, and from state taxes for residents of the state in which the bond is issued. Municipal bonds are backed by either the issuing city or town or by revenues collected from usage fees, and, as a result, have varying degrees of credit risk (the risk that the issuer will not be able to repay the bond).

Many high-yield municipal bonds are not rated by independent rating agencies such as Standard & Poor’s and Moody’s. This is mainly because many issuers decide not to pursue a rating that might be below investment grade. As a result, investment managers must do additional research to determine whether these bonds are prudent investments.

Evaluating a bond’s credit risk is one area in which Putnam has particular expertise. Putnam’s municipal bond research team analyzes each issue in depth and assigns unrated bonds an agency-equivalent Putnam rating — instead of rating bonds on a pass/fail basis, which is common practice in the industry. This analysis helps the managers in their efforts to identify bonds with attractive risk/ return profiles from among this group.

Once the fund has invested in a bond, the fund’s managers continue to monitor developments that affect the bond market, the specific sector (for example, hospitals or utilities), and the issuer of the bond. Typically, higher-risk, lower-rated bonds are reviewed more frequently because of their greater potential risk.

The goal of the fund’s research and active management is to stay a step ahead of the industry and pinpoint opportunities to adjust holdings for the benefit of the fund and its shareholders.

Lower-rated bonds may offer higher yields in return for more risk. Capital gains, if any, are taxable for federal and, in most cases, state purposes. For some investors, investment income may be subject to the federal alternative minimum tax. Income from federally tax exempt funds may be subject to state and local taxes. Tax-free funds may not be suitable for IRAs and other non-taxable accounts. Please consult with your tax advisor for more information. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Understanding
tax-equivalent yield

To understand the value of tax-free income, it is helpful to compare a municipal bond’s yield with the “tax-equivalent yield” — the before-tax yield that must be offered by a taxable bond in order to equal the municipal bond’s yield after taxes.

How to calculate tax-equivalent yield: The tax-equivalent yield equals the municipal bond’s yield divided by “one minus the tax rate.” For example, if a municipal bond’s yield is 5%, then its tax-equivalent yield is 7.7%, assuming the maximum 35% federal tax rate for 2009.

Results for investors subject to lower
tax rates would not be as advantageous.

Municipal bonds may finance a range of projects in your
community and thus play a key role in its development.

Performance snapshot

Average annual total return (%) comparison as of 1/31/09

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 7 and 12–14 for additional performance information. For a portion of the periods, this fund may have limited expenses, without which returns would have been lower. A 1% short-term trading fee may apply. To obtain the most recent month-end performance, visit www.putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

Thank you, Paul, for talking with us today about a difficult six-month period for bonds. How have municipal bonds fared?

The municipal bond market faced unprecedented challenges. Several factors related to the subprime-lending crisis caused historic volatility among municipal bonds. Concerns about the creditworthiness of municipal bond insurers, many of which also insure subprime debt, exacerbated market volatility. On top of that, forced selling by hedge funds and investment banks —which needed to raise capital to cover losses — put pressure on municipal bonds. Against this backdrop, credit spreads widened dramatically and municipal bonds underperformed U.S. Treasuries, which offer the highest credit quality. Although municipal bonds rebounded somewhat late in the period, this improvement was experienced only by the highest-quality and shortest-maturity bonds.

How did PutnamTax-Free High Yield Fund perform within this difficult environment?

The fund posted a negative return, declining 18.27% during the six months

Broad market index and fund performance

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/09. See page 6 and pages 12–14 for additional fund performance information. Index descriptions can be found on page 18.

ending January 31, 2009. On the plus side, the fund slightly outperformed its peers, as the High Yield Municipal Debt Funds average declined 18.31% during the same period.

However, since investors continued an overall “flight to quality” within municipal bonds, the fund lagged its benchmark, the Barclays Capital Municipal Bond Index, which invests solely in investment-grade municipal bonds. For the same six-month period, the benchmark returned 0.70%.

The September–November time frame was particularly difficult for capital markets. Please describe what happened with municipal bonds during that period.

As the credit crisis intensified, the yield spreads between tax-exempt bonds and Treasuries diverged dramatically, because most investors avoided all asset classes that they perceived carried any credit risk. Three principal factors compounded credit concerns during these months. First, there was unrelenting downward pressure on municipal bond prices, spurred by the forced selling of hedge fund positions and the rumored potential liquidation of AIG’s $50 billion to $60 billion municipal bond portfolio. Second, dealer liquidity became more constrained as a result of the historic bankruptcy of Lehman Brothers, UBS’s exit from the institutional market, and Bank of America’s purchase of Merrill Lynch. Finally, there was a temporary lack of primary market supply of municipal bonds in the aftermath of

Credit quality overview

Credit qualities shown as a percentage of portfolio value as of 1/31/09. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds not rated by Moody’s but considered by Putnam Management to be of comparable quality. Ratings will vary over time.

the Lehman bankruptcy. Secondary market liquidity was dampened because dealers delayed pricing the new issues that typically help provide pricing direction in the marketplace. Against this backdrop, municipal bond spreads widened to historic levels, particularly in lower-rated issues.

What strategy did you pursue with the portfolio?

We maintained a cautious approach. Early in the period, we were focused on keeping the fund’s credit quality higher than its Lipper peer group. As credit spreads widened, we added to our position in A- and BBB-rated securities. Additionally, positioning the fund with a shorter maturity than the peer group helped our performance versus our peers, because the yield curve steepened and prices on shorter-term instruments held up better than longer-maturity bonds.

Which holdings contributed to the fund’s performance?

During the period, most bonds with a short maturity and relatively strong credit quality outperformed, as investors fled to the short end of the yield curve and sought higher-quality bonds as a safe haven. A notable holding was Ann Arbor, Michigan, Economic Development Bond, an AAA-rated short-maturity issue that outperformed as the yield curve steepened and lower-quality bonds sold off.

Which holdings detracted?

Main Street Natural Gas Bonds detracted from performance. Prepaid

Comparison of top sector weightings

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Holdings will vary over time. Sector concentrations listed after the portfolio schedule in the Financial Statements section of this shareholder report are exclusive of insured or prerefunded status and may differ from the summary information below.

gas bonds typically help a utility buy natural gas at a discounted price. One important feature of prepaid gas bonds, however, is that the bond’s rating is tied to its financial sponsor, in this case Lehman Brothers. When Lehman was hurt by liquidity problems and concerns about its subprime debt exposure, these bonds suffered. Bonds issued by Buckeye Tobacco also underperformed when tobacco sold off and credit spreads widened.

What’s your outlook?

We saw significant changes in the muni market in 2008, and we fully expect a great deal more in 2009. With the Obama Administration in office, all eyes are trained on Washington to see what the ultimate effects of the stimulus plan will be. The proposals thus far suggest a net positive to the municipal market — but federal assistance won’t be a panacea. It is also possible that too much good news has already been priced into very high-grade bonds, and that the stimulus package will not do enough to improve prices on more credit-sensitive bond issues.

I N  T H E  N E W S

Congress passed a $787 billion stimulus plan on February 13, 2009, with the goals of creating jobs, helping the unemployed, and cultivating economic growth. Tens of billions of dollars will be spent over the next two years to support Medicaid, help local school districts, and extend jobless benefits. Billions of dollars also will fund job-creating investments in“green” technologies, computerizing the nation’s medical-records system, biomedical research, and public works construction projects. The balance of the package is devoted to tax cuts for businesses and individuals, including a $400 payroll tax holiday for workers (married couples filing jointly for less than $150,000 get up to $800). The plan is one of the largest of its kind since Franklin D. Roosevelt launched the New Deal in 1933.

Despite the immediate challenges facing municipal bonds, we believe municipal bond funds remain particularly attractive. Even with the stimulus package’s immediate tax relief, given the size of the stimulus as well as the fiscal deficit of the government, taxes are likely to go higher, particularly with the Bush tax cuts scheduled to sunset in 2010. Such a scenario makes tax-advantaged municipal bonds an even more attractive asset class relative to taxable fixed income.

Additionally, we feel municipals have already priced in a great deal of default risk as well as a liquidity premium. Although the municipal bond market could remain volatile in the near term, we feel that at current prices, investors will be rewarded for sticking with municipals in the long run.

Lastly, given the changes in the municipal bond market in 2008 and the ones we foresee in 2009 — less insured issuance, changes in regulation, pent-up supply, and uncertain demand — we feel there is a significant opportunity for Putnam’s deep research team to add value for municipal bond investors. In a climate of change, it’s important to be able to analyze and understand the impact of the changes on the marketplace. That’s why we believe Putnam’s strong research capability sets us apart in today’s climate.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2009, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section of www.putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/09

	Class A		Class B		Class C		Class M		Class Y
(inception dates)	(9/20/93)		(9/9/85)		(2/1/99)		(12/29/94)		(1/2/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV

Annual average
(life of fund)	5.23%	5.04%	4.82%	4.82%	4.39%	4.39%	5.00%	4.85%	4.86%

10 years	10.77	6.36	4.65	4.65	2.56	2.56	7.64	4.17	5.71
Annual average	1.03	0.62	0.46	0.46	0.25	0.25	0.74	0.41	0.56

5 years	–4.05	–7.97	–7.06	–8.55	–7.75	–7.75	–5.43	–8.46	–6.11
Annual average	–0.82	–1.65	–1.45	–1.77	–1.60	–1.60	–1.11	–1.75	–1.25

3 years	–14.96	–18.28	–16.44	–18.63	–16.92	–16.92	–15.67	–18.39	–15.63
Annual average	–5.26	–6.51	–5.81	–6.64	–5.99	–5.99	–5.52	–6.55	–5.51

1 year	–20.63	–23.81	–21.08	–24.82	–21.20	–21.95	–20.83	–23.41	–20.35

6 months	–18.27	–21.55	–18.43	–22.39	–18.50	–19.30	–18.31	–20.97	–18.09

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After sales charge returns (public offering price, or POP) for class A and M shares reflect a maximum 4.00% and 3.25% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class Y shares have no initial sales charge or CDSC. Performance for class A, C, M, and Y shares before their inception is derived from the historical performance of class B shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund may have limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Comparative index returns For periods ended 1/31/09

	Barclays Capital Municipal	Lipper High Yield Municipal Debt
	Bond Index	Funds category average*

Annual average (life of fund)	7.06%	5.32%

10 years	55.42	11.64
Annual average	4.51	1.06

5 years	17.81	–7.21
Annual average	3.33	–1.58

3 years	9.26	–17.48
Annual average	3.00	–6.36

1 year	–0.16	–21.51

6 months	0.70	–18.31

Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 1/31/09, there were 109, 107, 83, 77, 51, and 6 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 1/31/09

Distributions	Class A		Class B	Class C	Class M		Class Y

Number	6		6	6	6		6

Income [1]	$0.327699		$0.294796	$0.286715	$0.312898		$0.339560

Capital gains [2]	—		—	—	—		—

Total	$0.327699		$0.294796	$0.286715	$0.312898		$0.339560

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV

7/31/08	$11.93	$12.43	$11.94	$11.93	$11.92	$12.32	$11.93

1/31/09	9.44	9.83	9.46	9.45	9.44	9.76	9.45

Current yield (end of period)	NAV	POP	NAV	NAV	NAV	POP	NAV

Current dividend rate [3]	6.72%	6.45%	6.10%	5.96%	6.45%	6.24%	6.94%

Taxable equivalent [4]	10.34	9.92	9.38	9.17	9.92	9.60	10.68

Current 30-day SEC yield [5,6]
(with expense limitation)	N/A	6.41	6.04	5.88	N/A	6.18	6.88

Taxable equivalent [4]	N/A	9.86	9.29	9.05	N/A	9.51	10.58

Current 30-day SEC yield [6]
(without expense limitation)	N/A	6.39	6.02	5.86	N/A	6.16	6.86

1 For some investors, investment income may be subject to the federal alternative minimum tax.

2 Capital gains, if any, are taxable for federal and, in most cases, state purposes.

3 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

4 Assumes maximum 35.00% federal tax rate for 2009. Results for investors subject to lower tax rates would not be as advantageous.

5 For a portion of the period, this fund may have limited expenses, without which yields would have been lower.

6 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Fund performance as of the most recent calendar quarter
Total return for periods ended 12/31/08

	Class A		Class B		Class C		Class M		Class Y
(inception dates)	(9/20/93)		(9/9/85)		(2/1/99)		(12/29/94)		(1/2/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV

Annual average
(life of fund)	4.96%	4.78%	4.55%	4.55%	4.12%	4.12%	4.73%	4.58%	4.59%

10 years	5.22	1.00	–0.75	–0.75	–2.85	–2.85	2.13	–1.22	0.19
Annual average	0.51	0.10	–0.08	–0.08	–0.29	–0.29	0.21	–0.12	0.02

5 years	–9.07	–12.74	–11.88	–13.30	–12.59	–12.59	–10.38	–13.29	–11.08
Annual average	–1.88	–2.69	–2.50	–2.81	–2.66	–2.66	–2.17	–2.81	–2.32

3 years	–19.86	–23.02	–21.26	–23.33	–21.71	–21.71	–20.55	–23.11	–20.54
Annual average	–7.11	–8.35	–7.66	–8.47	–7.83	–7.83	–7.38	–8.39	–7.38

1 year	–24.46	–27.48	–24.90	–28.47	–25.04	–25.75	–24.68	–27.14	–24.21

6 months	–23.72	–26.74	–23.90	–27.60	–24.00	–24.74	–23.81	–26.28	–23.53

Fund’s annual operating expenses For the fiscal year ended 7/31/08

	Class A	Class B	Class C	Class M	Class Y

Net expenses*	0.82%	1.45%	1.60%	1.10%	0.60%

Total annual fund operating expenses	0.83	1.46	1.61	1.11	0.61†

* Reflects Putnam Management’s decision to contractually limit expenses through 6/30/09.

† Expense for class Y shares (added 1/2/08) are based on class A shares excluding distribution (12b-1) fees for the last fiscal year.

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The following table shows the expenses you would have paid on a $1,000 investment in Putnam Tax-Free High Yield Fund from August 1, 2008, to January 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class Y

Expenses paid per $1,000*	$3.85	$6.73	$7.41	$5.13	$2.84

Ending value (after expenses)	$817.30	$815.70	$815.00	$816.90	$819.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended January 31, 2009, use the following calculation method. To find the value of your investment on August 1, 2008, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class Y

Expenses paid per $1,000*	$4.28	$7.48	$8.24	$5.70	$3.16

Ending value (after expenses)	$1,020.97	$1,017.80	$1,017.04	$1,019.56	$1,022.08

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using industry averages

You can also compare your fund’s expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown indicates how much of your fund’s average net assets have been used to pay ongoing expenses during the period.

	Class A	Class B	Class C	Class M	Class Y

Your fund’s annualized
expense ratio	0.84%	1.47%	1.62%	1.12%	0.62%

Average annualized expense
ratio for Lipper peer group*	0.86%	1.49%	1.64%	1.14%	0.64%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of front-end load funds in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage/service arrangements that may reduce fund expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect 12b-1 fees. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 12/31/08.

Your fund’s portfolio turnover

Putnam funds are actively managed by experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund’s managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund’s average portfolio value within a given period. Funds with high turnover may be more likely to generate capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

Funds that invest in bonds or other fixed-income instruments may have higher turnover than funds that invest only in stocks. Short-term bond funds tend to have higher turnover than longer-term bond funds, because shorter-term bonds will mature or be sold more frequently than longer-term bonds. You can use the following table to compare your fund’s turnover with the average turnover for funds in its Lipper category.

Turnover comparisons Percentage of holdings that change every year

	2008	2007	2006	2005	2004

Putnam Tax-Free High Yield Fund	46%	10%	17%	21%	18%

Lipper High Yield Municipal Debt
	47%	34%	32%	33%	30%
Funds category average

Turnover data for the fund is calculated based on the fund’s fiscal-year period, which ends on July 31. Turnover data for the fund’s Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund’s portfolio turnover rate to the Lipper average. Comparative data for 2008 is based on information available as of 12/31/08.

Your fund’s management

Your fund’s Portfolio Managers are Paul Drury, Brad Libby, Susan McCormack, and Thalia Meehan.

Portfolio management fund ownership

The following table shows how much the fund’s current Portfolio Managers have invested in the fund and in all Putnam mutual funds (in dollar ranges). Information shown is as of January 31, 2009, and January 31, 2008.

Trustee and Putnam employee fund ownership

As of January 31, 2009, all of the Trustees of the Putnam funds owned fund shares. The following table shows the approximate value of investments in the fund and all Putnam funds as of that date by the Trustees and Putnam employees. These amounts include investments by the Trustees’ and employees’ immediate family members and investments through retirement and deferred compensation plans.

	Assets in the fund	Total assets in all Putnam funds

Trustees	$82,000	$31,000,000

Putnam employees	$92,000	$342,000,000

Other Putnam funds managed by the Portfolio Managers

Paul Drury, Brad Libby, Susan McCormack, and Thalia Meehan are Portfolio Managers of Putnam’s open-end tax-exempt funds for the following states: Arizona, California, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania. The same group also manages Putnam Tax Exempt Income Fund, Putnam AMT-Free Municipal Fund*, Putnam Managed Municipal Income Trust, and Putnam Municipal Opportunities Trust.

Paul Drury, Brad Libby, Susan McCormack, and Thalia Meehan may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

* Prior to November 30, 2008, the fund was known as Putnam AMT-Free Insured Municipal Fund.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Barclays Capital Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”). In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract, effective July 1, 2008.

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and
categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The

Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of your fund voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 31st percentile in management fees and in the 8th percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). (Because the fund’s custom peer group is smaller than the fund’s broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not be applied to your fund because it had a below-average expense ratio relative to its custom peer group.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of the fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if the fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that your fund’s class A share cumulative total return performance at net asset value was in the following percentiles of its Lipper Inc. peer group (Lipper High Yield Municipal Debt Funds) (compared using tax-adjusted performance to recognize the different federal income tax treatment for capital gains distributions and exempt-interest distributions) for the one-year, three-year and five-year periods ended December 31, 2007 (the first percentile being the best-performing funds and the 100th percentile being the worst-performing funds):

One-year period	12th

Three-year period	23rd

Five-year period	35th

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.) Over the one-year, three-year and five-year periods ended December 31, 2007, there were 96, 81, and 75 funds, respectively, in your fund’s Lipper peer group.* Past performance is no guarantee of future returns.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations;
other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered

* The percentile rankings for your fund’s class A share annualized total return performance in the Lipper High Yield Municipal Debt Funds category for the one-year, five-year, and ten-year periods ended December 31, 2008, were 64%, 43%, and 63%, respectively. Over the one-year, five-year, and ten-year periods ended December 31, 2008, your fund ranked 68th out of 106, 33rd out of 77, and 32nd out of 50 funds, respectively. Unlike the information above, these rankings reflect performance before taxes. Note that this more recent information was not available when the Trustees approved the continuance of your fund’s management contract.

that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional
fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Other information for shareholders

Important notice regarding delivery
of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings —from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

The fund’s portfolio 1/31/09 (Unaudited)

Key to abbreviations
AGO Assured Guaranty, Ltd.	FRN Floating Rate Notes
AMBAC AMBAC Indemnity Corporation	GNMA Coll. Government National Mortgage
COP Certificate of Participation	Association Collateralized
FGIC Financial Guaranty Insurance Company	G.O. Bonds General Obligation Bonds
FHA Insd. Federal Housing Administration Insured	MBIA MBIA Insurance Company
FNMA Coll. Federal National Mortgage Association	Radian Insd. Radian Group Insured
Collateralized	U.S. Govt. Coll. U.S. Government Collateralized
FRB Floating Rate Bonds	VRDN Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (96.8%)*	Rating**	Principal amount	Value
Alabama (1.5%)
Courtland, Indl. Dev. Board Solid Waste Disp.
Rev. Bonds (Intl. Paper Co.), Ser. A, 5.2s,
6/1/25	BBB	$3,500,000	$2,089,500

Jackson Cnty., Hlth. Care Auth. Rev. Bonds, 5.7s,
5/1/19	BB+	8,155,000	6,754,297

Montgomery, Med. Clinic Board Hlth. Care Fac.
Rev. Bonds (Jackson Hosp. & Clinic), 5 1/4s,
3/1/36	Baa2	1,955,000	1,296,243

Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa
Valley Med. Ctr.), Ser. A
6s, 8/1/35	B/P	750,000	508,883
6s, 8/1/25	B/P	1,700,000	1,267,163

			11,916,086
Arizona (2.2%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa
Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	7,300,000	5,729,040
7 1/4s, 12/1/19	B+/P	500,000	417,445

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BB+/P	3,095,000	2,924,125
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BB+/P	2,075,000	1,987,975
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s,
12/1/21	BB+/P	910,000	789,853

Glendale, Indl. Dev. Auth. Rev. Bonds (John C.
Lincoln Hlth.), 5s, 12/1/42	BBB	1,000,000	604,110

Navajo Cnty., Indl. Dev. Rev. Bonds (Stone
Container Corp.), 7.2s, 6/1/27	B-/P	2,500,000	325,000

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	2,500,000	2,095,300
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	1,722,546

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A2	1,430,000	915,157

			17,510,551
Arkansas (0.3%)
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds
(Ouachita Baptist U.), 6s, 3/1/33	BB/P	2,000,000	1,515,500

Little River Cnty., Rev. Bonds
(Georgia-Pacific Corp.), 5.6s, 10/1/26	B2	1,290,000	674,709

			2,190,209

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

California (6.9%)
ABAG Fin. Auth. COP (American Baptist Homes),
Ser. A, 5.85s, 10/1/27	BBB-	$3,000,000	$2,199,930

CA Infrastructure & Econ. Dev. Bank Rev. Bonds
Ser. A, ACA, zero %, 12/1/24	B/P	2,000,000	259,780
(Cap. Appn.), Ser. A, ACA, zero %, 12/1/23	B/P	2,000,000	275,800

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	7,000,000	4,292,820
5 1/4s, 2/1/37	Baa2	1,250,000	811,038

CA Poll. Control Fin. Auth. Solid Waste Disp.
Rev. Bonds (Waste Management, Inc.), Ser. A-2,
5.4s, 4/1/25	BBB	5,500,000	4,105,970

CA Statewide Cmnty. Dev. Auth. Special Tax Rev.
Bonds (Citrus Garden Apt. Project - D1), 5 1/4s,
7/1/22 #	A	1,000,000	910,750

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Irvine LLC-UCI East Campus), 6s, 5/15/40 #	Baa2	2,000,000	1,445,020
(Thomas Jefferson School of Law), Ser. A,
7 1/4s, 10/1/38 #	BB+	2,025,000	1,542,422

Cathedral City, Impt. Board Act of 1915 Special
Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,830,000	1,115,220
5s, 9/2/30	BB+/P	1,730,000	1,098,152

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev.
Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB/P	1,915,000	1,302,889
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	360,000	235,084

Foothill/Eastern Corridor Agcy. Rev. Bonds (CA
Toll Roads), 5 3/4s, 1/15/40	Baa3	1,500,000	1,102,020

Golden State Tobacco Securitization Corp. Rev.
Bonds
Ser. A-1, 5s, 6/1/33	BBB	2,200,000	1,354,232
Ser. A, AMBAC, zero %, 6/1/24	Aa2	23,000,000	9,332,250

Irvine, Impt. Board Act of 1915 Special Assmt.
(Dist. No. 03-19)
5s, 9/2/29	BB/P	1,775,000	1,139,887
5s, 9/2/25	BB/P	1,350,000	891,054

Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special
Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB+/P	705,000	451,785

North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB/P	345,000	213,945
Ser. D, 5s, 9/1/26	BBB/P	1,090,000	745,026

Oakley, Pub. Fin. Auth. Rev. Bonds, 5 7/8s, 9/2/24	BB-/P	1,370,000	1,045,529

Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	2,875,000	2,056,545

Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	700,000	509,096
Ser. 97-01, 5.1s, 9/1/35	BB/P	2,905,000	1,817,455
Ser. 97-01, 5s, 9/1/29	BB/P	1,360,000	872,481

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

California cont.
San Francisco City & Cnty. Redev. Agcy. Cmnty.
Fac. Dist. Special Tax (No. 6 Mission Bay
South), Ser. A, 5.15s, 8/1/35	BB-/P	$1,000,000	$611,040

San Joaquin Hills, Trans. Corridor Agcy. Toll Rd.
Rev. Bonds, Ser. A, 5 1/2s, 1/15/28	Ba2	1,500,000	1,048,500

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax
Rev. Bonds (Impt. Area No. 1), Ser. B, 6 3/8s,
9/1/30	BBB/P	6,500,000	4,900,285

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A	1,500,000	1,199,055

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac.
Dist. No. 1), 7 3/4s, 8/1/32	BB-/P	3,780,000	3,165,372

Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	6,030,000	3,942,354

			55,992,786
Colorado (1.5%)
CO Edl. & Cultural Fac. Auth. VRDN (National
Jewish Federation Bond), Ser. A1, 0.65s, 9/1/33	VMIG1	3,500,000	3,500,000

CO Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	4,426,650
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,550,000	1,041,104
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	1,250,000	861,288

CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	755,000	666,907

Denver, City & Cnty. Special Fac. Arpt. Rev.
Bonds (United Airlines), Ser. A, 5 1/4s, 10/1/32	B-	675,000	343,332

E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, MBIA,
zero %, 9/1/34	AA	12,000,000	1,338,360

			12,177,641
Connecticut (1.0%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth.
Care Rev. Bonds (Elim Street Park
Baptist, Inc.), 5.85s, 12/1/33	BBB+	2,000,000	1,365,280

CT State Dev. Auth. Poll. Control Rev. Bonds
(Western MA), Ser. A, 5.85s, 9/1/28	Baa2	7,000,000	6,391,490

			7,756,770
Delaware (—%)
New Castle Cnty., Rev. Bonds (Newark Charter
School, Inc.), 5s, 9/1/36	BBB+	600,000	373,002

			373,002
District of Columbia (0.2%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds,
Ser. A, zero %, 6/15/46	BBB/F	94,730,000	1,927,756

			1,927,756
Florida (4.8%)
Aberdeen, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. 1, 5 1/4s, 11/1/15	B/P	1,300,000	913,289

Cap. Region Cmnty., Dev. Dist. Special Assmt.
Bonds, Ser. A, 7s, 5/1/39	BB-/P	1,000,000	702,230

Escambia Cnty., Env. Impt. Rev. Bonds (Intl.
Paper Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	851,760

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
(Baptist Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,650,000	1,296,785

Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds,
Ser. B, 5 1/8s, 11/1/09	BB/P	1,215,000	940,981

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

Florida cont.
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	$2,510,000	$1,454,369

Heritage Isle at Viera, Cmnty. Dev. Dist. Special Assmt.,
Ser. B, 5s, 11/1/09	BB/P	345,000	329,706
5s, 11/1/13	BB/P	2,555,000	2,058,947

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac.
Rev. Bonds (Proton Therapy Inst.), Class A,
6s, 9/1/17	B/P	1,395,000	1,221,769

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev.
Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	2,850,000	1,469,688

Lakeland, Retirement Cmnty. Rev. Bonds
(1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	820,000	559,404

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev.
Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s,
11/15/36	BBB-	925,000	542,846
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	2,000,000	1,367,800

Main St. Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 6.8s, 5/1/38	BB-/P	750,000	478,613

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds
(Mount Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	2,000,000	1,455,140

Middle Village Cmnty. Dev. Dist. Special Assmt.,
Ser. A, 6s, 5/1/35	BB-/P	2,000,000	1,257,660

Myrtle Creek, Impt. Dist. Special Assmt. Bonds,
Ser. A, 5.2s, 5/1/37	BB-/P	2,210,000	1,162,350

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt.
Bonds, 5.7s, 5/1/37	BB-/P	2,665,000	1,479,048

Reunion West, Cmnty. Dev. Dist. Special Assmt.
Bonds, 6 1/4s, 5/1/36	BB-/P	4,085,000	2,003,407

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac.
Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB-/F	1,850,000	1,181,059

Six Mile Creek, Cmnty. Dev. Dist. Special Assmt.,
5 7/8s, 5/1/38	BB-/P	2,000,000	928,700

South Bay, Cmnty. Dev. Dist. Rev. Bonds,
Ser. B-1, 5 1/8s, 11/1/09	BB-/P	2,035,000	814,102

South Village, Cmnty. Dev. Dist. Rev. Bonds,
Ser. A, 5.7s, 5/1/35	BB-/P	2,915,000	1,724,689

Split Pine, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 1/4s, 5/1/39	BB-/P	4,750,000	2,402,598

Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds
(New Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	1,900,000	752,761

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	1,300,000	850,577
5.4s, 5/1/37	BB-/P	2,425,000	1,287,918

Town Ctr. at Palm Coast Cmnty., Dev. Dist.
Special Assmt., 6s, 5/1/36	BB-/P	1,950,000	1,102,940

Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	920,000	652,354

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

Florida cont.
Verano Ctr. Cmnty. Dev. Dist. Special Assmt.
Bonds (Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	$1,015,000	$556,281
Ser. B, 5s, 11/1/13	BB-/P	3,015,000	1,832,125

Wentworth Estates, Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. A, 5 5/8s, 5/1/37	BB-/P	1,970,000	988,842

World Commerce Cmnty. Dev. Dist. Special Assmt.,
Ser. A-1
6 1/2s, 5/1/36	BB-/P	1,950,000	1,011,719
6 1/4s, 5/1/22	BB-/P	1,665,000	968,114

			38,600,571
Georgia (1.9%)
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds
(Pacific Corp.), 6 1/2s, 6/1/31	B2	3,400,000	2,063,426

Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB-/P	1,800,000	1,219,356
(First Mtge. - Lenbrook), Ser. A, 5 1/8s, 7/1/42	B/P	1,000,000	537,830
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	2,240,000	1,701,571

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas)
Ser. A, 5 1/2s, 9/15/21	A1	3,375,000	2,772,731
Ser. B, 5s, 3/15/15	A1	2,000,000	1,764,840

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life
U., Inc.), 7s, 6/15/39	Ba3	4,150,000	2,769,586

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor
Green Island), 5 1/4s, 7/1/27	B+/P	3,050,000	1,974,601

Rockdale Cnty., Dev. Auth. Rev. Bonds
(Visy Paper), Ser. A, 6 1/8s, 1/1/34	B+/P	1,400,000	868,742

			15,672,683
Idaho (0.1%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam.
Mtge.), Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	905,000	819,550

			819,550
Illinois (2.4%)
Chicago, Special Assmt. Bonds (Lake Shore East),
6 3/4s, 12/1/32	BB/P	1,500,000	1,019,325

Du Page Cnty., Special Svc. Area No. 31 Special
Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36	BB-/P	900,000	531,513

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A3	2,150,000	2,122,201
(Monarch Landing, Inc.), Ser. A, 7s, 12/1/27	B/P	2,350,000	1,717,921
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,087,899
(Silver Cross Hosp. & Med.), 5 1/2s, 8/15/30	A	4,000,000	3,241,120
(Roosevelt U.), 5.4s, 4/1/27	Baa1	1,210,000	1,033,618

IL Fin. Auth. Solid Waste Disposal (Waste
Mgmt., Inc.), Ser. A, 5.05s, 8/1/29	BBB	5,045,000	3,239,193

IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12
(Prerefunded)	CCC/P	160,947	130,497
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s,
7/1/20	CCC/P	757,463	588,837
(St. Benedict), Ser. 03A-1, 6.9s,
11/15/33 (In default)	D/P	1,000,000	400,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	6,000,000	4,657,260

			19,769,384

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

Indiana (0.8%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.),
5s, 10/1/32	BBB-/F	$2,450,000	$1,498,126

IN Bk. Special Program Gas Rev. Bonds, Ser. A,
5s, 10/15/17	Aa2	6,000,000	5,350,800

			6,848,926
Iowa (3.8%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
(Care Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	13,515,000	16,231,245
Ser. A, 5 1/4s, 7/1/18	BBB–	2,500,000	1,879,125
Ser. A, 5 1/4s, 7/1/17	BBB-	3,900,000	3,018,873

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care
Initiatives), Ser. A, 5 1/2s, 7/1/25	BBB-	3,185,000	2,114,522

IA Fin. Auth. Retirement Cmnty. Rev. Bonds
(Friendship Haven), Ser. A, 6s, 11/15/24	BB/P	300,000	215,355

Marion Hlth. Care Fac. Rev. Bonds (First Mtg.),
Ser. IA, 1.76s, 1/1/29	B+/P	45,000	34,799

Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	9,000,000	5,511,780
Ser. C, 5 3/8s, 6/1/38	BBB	3,000,000	1,702,440

			30,708,139
Kansas (0.5%)
Lenexa, Hlth. Care Fac. Rev. Bonds
5 1/2s, 5/15/39	BBB-	3,500,000	2,000,285
5 3/8s, 5/15/27	BBB-	3,900,000	2,437,734

			4,438,019
Kentucky (1.0%)
Breckinridge Cnty., Lease Program VRDN, Ser. A,
0.6s, 2/1/32	VMIG1	300,000	300,000

KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.),
Ser. IA, 6 1/2s, 1/1/29	B+/P	260,000	201,058

KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	Baa1	1,365,000	1,265,423

Louisville & Jefferson Cnty., Metro. Govt. Hlth.
Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s,
10/1/30	A-	4,000,000	2,894,280

Louisville/Jefferson Cnty., Metro. Govt. College
Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	855,000	677,006

Shelby Cnty., Lease Rev. VRDN, Ser. A, 0.6s,
9/1/34	VMIG1	2,800,000	2,800,000

			8,137,767
Louisiana (2.3%)
LA Hlth. Ed. Auth. Rev. Bonds (Lambert House),
Ser. A, 6.2s, 1/1/28	B+/P	3,000,000	2,168,550

LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev.
Bonds (St. James Place), Ser. A, 7s, 11/1/20
(Prerefunded)	AAA/P	8,828,000	9,398,995

Tobacco Settlement Fin. Corp. Rev. Bonds,
Ser. 01-B, 5 7/8s, 5/15/39	BBB	5,350,000	3,445,935

W. Feliciana Parish, Poll. Control Rev. Bonds
(Entergy Gulf States), Ser. B, 6.6s, 9/1/28	BBB	4,000,000	3,718,240

			18,731,720

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

Maine (0.4%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise
Cascade Corp.), 6 7/8s, 10/1/26	Ba3	$5,500,000	$2,915,000

			2,915,000
Maryland (2.1%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt.
Coll., 8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,618,650

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(WA Cnty. Hosp.), 6s, 1/1/43	BBB-	4,760,000	3,591,801
(Medstar Hlth.), 5 1/4s, 5/15/46	A3	3,500,000	2,711,100
(Edenwald), Ser. A, 5.2s, 1/1/20	BB/P	350,000	266,413
(Edenwald), Ser. A, 5 1/8s, 1/1/19	BB/P	100,000	77,577

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev.
Bonds (Our Lady of Good Counsel School), Ser. A,
6s, 5/1/35	BB-/P	600,000	410,904

Westminster, Econ. Dev. Rev. Bonds (Carroll
Lutheran Village), Ser. A
6 1/4s, 5/1/34	BB/P	3,800,000	2,637,656
6s, 5/1/24	BB/P	2,000,000	1,476,680

			16,790,781
Massachusetts (5.7%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell College), 6 3/4s, 7/1/31	BB+/P	305,000	296,115
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s,
11/15/42	BB/P	2,500,000	1,337,125
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	1,645,000	909,323
(Eastern Nazarene College), 5 5/8s, 4/1/29	BB+	2,000,000	1,372,700
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27	BB/P	1,000,000	577,150
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	1,467,020
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,300,000	1,005,212

MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev.
Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	1,495,777

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	7,115,000	8,613,419
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	6,035,000	4,482,134
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	9,750,000	8,286,233
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	BB-/P	5,000,000	3,431,950
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	3,580,104
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	5,685,000	5,120,877
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	882,896
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	599,470
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	1,754,335

MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge.
Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	750,000	644,100

			45,855,940
Michigan (3.1%)
Advanced Tech. Academy Pub. School Rev. Bonds,
6s, 11/1/28	BBB-	1,750,000	1,289,418

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev.
Bonds (Glacier Hills, Inc.), State & Local Govt.
Coll., 8 3/8s, 1/15/19 (Prerefunded)	AAA	2,086,000	2,675,420

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s,
4/1/15	BB	2,880,000	2,617,603

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

Michigan cont.
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds,
5 3/4s, 6/1/16	BBB	$5,000,000	$4,207,650

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	2,350,000	1,963,707

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden
City Hosp.), Ser. A
5 3/4s, 9/1/17	Ba1	1,595,000	1,288,824
5 5/8s, 9/1/10	Ba1	335,000	323,372

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit),
0.65s, 11/1/36	VMIG1	1,200,000	1,200,000

MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood
Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	2,500,000	2,048,725

MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A,
3.9s, 6/1/30	AA+	3,680,000	3,563,822

MI State Strategic Fund Solid Waste Disp. Rev.
Bonds (SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	3,915,850

MI Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A, 6s, 6/1/34	BBB	425,000	272,931

			25,367,322
Minnesota (1.7%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	1,763,352

Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care)
5 1/2s, 10/1/41	B/P	1,000,000	573,160
5 3/8s, 10/1/26	B/P	250,000	159,578

North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes)
6 1/8s, 10/1/39	BB/P	1,375,000	986,659
6s, 10/1/27	BB/P	1,250,000	948,575

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB-	1,500,000	990,855

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds
(Good Shepherd Lutheran Home), 6s, 1/1/34	B+/P	800,000	510,600

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac.
Rev. Bonds (HealthPartners Oblig. Group),
5 1/4s, 5/15/36	Baa1	5,035,000	3,285,186

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Baa3	1,250,000	879,850

St. Paul, Port Auth. Lease Rev. Bonds (Regions
Hosp. Pkg. Ramp), Ser. 1
5s, 8/1/36	BBB-/P	275,000	154,391
5s, 8/1/21	BBB-/P	950,000	654,569

Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds
(Healtheast), 5 1/2s, 11/15/27	Baa3	4,250,000	2,977,848

			13,884,623
Mississippi (0.9%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds
(Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,000,000	1,629,640

MS Home Corp. Rev. Bonds (Single Fam. Mtge.),
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	2,650,000	2,606,779

Warren Cnty., Gulf Opportunity Zone (Intl.
Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	4,400,000	3,122,108

			7,358,527

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

Missouri (1.7%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care
Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	$3,000,000	$2,600,010
5 1/2s, 6/1/27	A+	2,525,000	2,271,086

Carthage, Hosp. Rev. Bonds, 5 7/8s, 4/1/30	B-/P	1,100,000	741,950

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev.
Bonds (First Mtg. Bishop Spencer), Ser. A,
6 1/4s, 1/1/24	BB-/P	2,000,000	1,494,800

MO State Hlth. & Edl. Fac. Auth. VRDN (Sisters
of Mercy Hlth.), Ser. A, 0.65s, 6/1/16	VMIG1	5,800,000	5,800,000

MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single
Fam. Home Ownership Loan), Ser. A-1, GNMA Coll.,
FNMA Coll., 6 3/4s, 3/1/34	AAA	770,000	769,684

			13,677,530
Montana (0.1%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St.
Johns Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	514,313

MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B-	750,000	579,068

			1,093,381
Nebraska (1.3%)
Central Plains, Energy Project Rev. Bonds (NE Gas
No. 1), Ser. A, 5 1/4s, 12/1/18	A	1,500,000	1,212,240

Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12 (In default) †	D/P	123,433	24,687
(Brookhaven), zero %, 9/1/12 (In default) †	D/P	1,582,934	23,744

NE Edl. Fin. Auth. VRDN (Creighton U.), 0.6s,
7/1/35	VMIG1	9,400,000	9,400,000

			10,660,671
Nevada (1.5%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	305,000	168,659
(Summerlin No. 151) 5s, 8/1/20	BB/P	340,000	191,274
(Summerlin No. 151) 5s, 8/1/19	BB/P	1,150,000	669,944
(Summerlin No. 151) 5s, 8/1/18	BB/P	1,115,000	671,810
(Summerlin No. 151) 5s, 8/1/17	BB/P	1,320,000	821,634
(Summerlin No. 142), 6 3/8s, 8/1/23	BB/P	970,000	673,190

Clark Cnty., Indl. Dev. Rev. Bonds (NV Pwr. Co.),
Ser. C, 5 1/2s, 10/1/30	BB+	2,500,000	1,807,100

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	490,000	227,336
(No. T-16), 5.1s, 3/1/21	BB/P	1,215,000	562,800
(No. T-17), 5s, 9/1/25	BB/P	810,000	480,808
(No. T-16), 5s, 3/1/20	BB/P	975,000	451,493
(No. T-18), 5s, 9/1/16	BB-/P	375,000	173,393
(No. T-18), 5s, 9/1/15	BB-/P	2,295,000	1,061,070
(No. T-18), 5s, 9/1/14	BB-/P	2,330,000	1,077,718
(No. T-16), 4.8s, 3/1/15	BB/P	1,745,000	807,115

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

Nevada cont.
Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB/P	$970,000	$658,843
(Dist. No. 607), 5.9s, 6/1/18	BB/P	195,000	135,211
(Dist. No. 607), 5.9s, 6/1/17	BB/P	1,455,000	1,040,994

Las Vegas, Special Impt. Dist. Rev. Bonds
(No. 809 - Summerlin Area), 5.65s, 6/1/23	BB/P	780,000	494,855

			12,175,247
New Hampshire (2.5%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	6,000,000	3,983,100

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington
at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	2,400,000	1,772,640

NH Hlth. & Ed. Fac. Auth. VRDN (U. of NH)
Ser. A, 0.7s, 7/1/35	VMIG1	4,100,000	4,100,000
Ser. B, 0.7s, 7/1/33	VMIG1	1,600,000	1,600,000

NH Hlth. & Ed. Fac. Auth. Hosp. Rev. Bonds
(Catholic Med. Ctr.)
5s, 7/1/36	Baa1	1,650,000	985,512
5s, 7/1/32	Baa1	3,000,000	1,850,310

NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
(Pub. Svc. Co.), Ser. D, 6s, 5/1/21	Baa1	7,000,000	5,899,530

NH State Bus. Fin. Auth. Poll. Control & Solid
Waste Rev. Bonds (Crown Paper Co.), 7 3/4s,
1/1/22 (In default) †	D	8,275,222	828

			20,191,920
New Jersey (4.0%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev.
Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	3,206,995

NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	4,000,000	3,499,480
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	349,425
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	2,105,460
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s,
11/1/20	BB/P	500,000	396,565
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,179,255
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	509,520
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	12,000,000	9,184,320

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	2,112,069

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,000,000	4,244,820
(St. Peters U. Hosp.), 5 3/4s, 7/1/37	Baa2	4,500,000	3,228,120

Tobacco Settlement Fin. Corp. Rev. Bonds,
Ser. 1A, 5s, 6/1/29	BBB	3,100,000	1,997,547

			32,013,576
New Mexico (1.4%)
Farmington, Poll. Control Rev. Bonds
(Tucson Elec. Pwr. Co. San Juan), Ser. A, 6.95s,
10/1/20	Baa3	5,500,000	5,250,465
(San Juan), Ser. A, 4 7/8s, 4/1/33	Baa3	7,660,000	4,813,238
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	1,450,000	910,702

			10,974,405

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

New York (5.6%)
Albany, Indl. Dev. Agcy. Rev. Bonds
(Charitable Leadership), Ser. A, 5 3/4s, 7/1/26	B3	$2,000,000	$1,346,940

Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepard Village),
Ser. A, 6 7/8s, 7/1/40	B/P	715,000	527,513

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s,
5/1/39	B+/P	1,250,000	785,450

NY City, City Transitional Fin. Auth. VRDN
(NYC Recovery), Ser. 3, 0.6s, 11/1/22	VMIG1	1,150,000	1,150,000

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AAA	1,000,000	1,051,560
(Staten Island U. Hosp. Project), 6.45s, 7/1/32	Ba2	1,450,000	1,056,267
(Brooklyn Navy Yard Cogen. Partners), 5.65s,
10/1/28	Ba1	3,250,000	2,197,423

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Ba2	615,000	446,287
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	BB/P	2,500,000	1,835,950

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s,
8/1/16	B-	13,665,000	11,406,585
(American Airlines - JFK Intl. Arpt.), 7 1/8s,
8/1/11	B-	4,500,000	3,962,565
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	2,325,000	1,193,399
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B-	3,680,000	1,884,896
(Jetblue Airways Corp.), 5s, 5/15/20	B-	675,000	411,440

NY State Dorm. Auth. Non-State Supported Debt
Rev. Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	1,700,000	1,189,065
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	Ba2	2,155,000	1,471,757

NY State Energy Research & Dev. Auth. Gas Fac.
Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,800,000	1,784,088

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,085,280

Port Auth. NY & NJ Rev. Bonds (Kennedy Intl.
Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	1,900,000	1,819,022

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.),
6 5/8s, 10/1/13	B+	1,660,000	1,485,102

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Peconic Landings), Ser. A, 8s, 10/1/20	BB-/P	3,815,000	3,570,878

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,575,000	3,004,037
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	1,000,000	695,360

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John’s Riverside Hosp.), Ser. A, 7 1/8s,
7/1/31	B-	500,000	374,090

			45,734,954

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

North Carolina (0.9%)
NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds
(Meredith College), 6s, 6/1/31	BBB	$1,000,000	$742,890

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	400,000	310,152
(First Mtge. - Presbyterian Homes), 5 3/8s,
10/1/22	BB/P	4,250,000	3,323,755

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	1,641,800
(First Mtge. United Methodist), Ser. C, 5 1/2s,
10/1/32	BB+/P	2,000,000	1,330,200
(First Mtge. United Methodist), Ser. C, 5 1/4s,
10/1/24	BB+/P	200,000	141,302

			7,490,099
Ohio (4.5%)
Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth.
Care), Ser. A, 0.35s, 10/1/31	VMIG1	7,700,000	7,700,000

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 5 7/8s, 6/1/30	BBB	5,000,000	3,192,000
Ser. A-2, 5 3/4s, 6/1/34	BBB	24,800,000	14,950,928
Ser. A-2, 5 1/8s, 6/1/24	BBB	915,000	668,389
Ser. A-3, stepped-coupon bond, zero%, (6.25s,
12/1/12), 6/1/37 ††	BBB	13,800,000	5,822,910

Coshocton Cnty., Env. 144A Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/8s,
8/1/13 (In default)	D	1,600,000	208,000

Hickory Chase, Cmnty. Auth. Infrastructure Impt.
Rev. Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	1,695,000	1,203,145

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp.
Syst.), Ser. C, 6s, 8/15/43	Baa1	1,550,000	1,280,765

OH State Env. Impt. Rev. Bonds (USX Corp.),
5 5/8s, 5/1/29	Baa1	750,000	520,733

OH State Wtr. Dev. Auth. Solid Waste Disp. Rev.
Bonds (Bay Shore Power Co.), Ser. A, 5 7/8s,
9/1/20	BB+/P	1,100,000	881,507

			36,428,377
Oregon (0.8%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	8,500,000	6,220,895

OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds
(Single Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	2,000	1,963

			6,222,858
Pennsylvania (7.2%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15
(Prerefunded)	AAA	5,545,000	6,237,737
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	15,615,000	8,061,400

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt.), 5 1/2s, 11/1/16	Baa3	4,055,000	3,494,518

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty.
Rev. Bonds (Ann’s Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	3,840,000	2,735,539
5.1s, 1/1/12	BB/P	600,000	547,488

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

Pennsylvania cont.
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds
(Panther Creek Partners), 6.65s, 5/1/10	BBB-	$4,510,000	$4,525,244

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.)
7 5/8s, 7/1/34 (Prerefunded)	AAA/P	1,700,000	2,061,063
7 1/4s, 7/1/24 (Prerefunded)	AAA/P	1,725,000	2,070,052

Chester Cnty., Indl. Dev. Auth. VRDN
(Archdiocese Philadelphia), 0.6s, 7/1/31	VMIG1	2,550,000	2,550,000

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon
Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,114,454

Delaware Cnty., College Auth. Rev. Bonds
(Neumann College), 6 1/4s, 10/1/38	BBB	925,000	698,384

Delaware Cnty., Indl. Dev. Auth. Resource Recvy.
Rev. Bonds, Ser. A, 6.1s, 7/1/13	Ba1	1,510,000	1,497,860

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Brethren Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	2,245,650
6 3/8s, 7/1/30	BB-/P	1,375,000	1,056,990

Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant
View Retirement), Ser. A, 5 1/8s, 12/15/20	BB-/P	1,000,000	714,480

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/4s, 1/1/43	A-	3,000,000	2,149,380

Montgomery Cnty., Indl. Auth. Resource Recvy.
Rev. Bonds (Whitemarsh Cont Care), 6 1/4s,
2/1/35	B-/P	2,400,000	1,500,816

New Morgan, Indl. Dev. Auth. Solid Waste Disp.
Rev. Bonds (New Morgan Landfill Co., Inc.),
6 1/2s, 4/1/19	BBB	2,830,000	2,627,117

PA Econ. Dev. Fin. Auth. Exempt Fac. FRB
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36	Ba3	3,600,000	2,692,620

PA State Econ. Dev. Fin. Auth. Resource Recvy.
Rev. Bonds (Northampton Generating), Ser. A,
6 1/2s, 1/1/13	B-	3,000,000	2,095,050

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	693,930
(Widener U.), 5.4s, 7/15/36	BBB+	1,500,000	1,055,235

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev.
Bonds (Graduate Hlth. Syst. Oblig. Group),
7 1/4s, 7/1/18 (In default) †	D/P	5,515,765	1,655

Philadelphia, Hosp. & Higher Edl. Fac. Auth.
Hosp. Rev. Bonds (Graduate Hlth. Syst.), Ser. B,
6 1/4s, 7/1/13 (In default) †	D/P	535,300	161

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev.
Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	2,675,000	1,929,932

Washington Cnty., Indl. Dev. Auth. Hlth. Care
Fac. Rev. Bonds (First Mtge. AHF/Central),
7 3/4s, 1/1/29	B/P	1,245,000	1,021,834

West Shore, Area Hosp. Auth. Rev. Bonds (Holy
Spirit Hosp.), 6 1/4s, 1/1/32	BBB	2,000,000	1,532,700

York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG
Power, LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	2,000,000	1,783,540

			58,694,829

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

Puerto Rico (2.8%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	$14,500,000	$12,541,630
6s, 7/1/38	Baa3	2,250,000	1,982,453

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env.
Control Fac. Rev. Bonds (Cogen. Fac.-AES),
6 5/8s, 6/1/26	Baa3	7,400,000	6,573,864

U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,500,000	1,295,340

			22,393,287
Rhode Island (0.2%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A
6 1/4s, 6/1/42	BBB	1,310,000	876,180
6 1/8s, 6/1/32	BBB	1,465,000	1,045,527

			1,921,707
South Carolina (0.9%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl.
Paper Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	301,785

Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
(Unrefunded Balance 2004), Ser. A, FGIC, 6 1/2s,
1/1/16	Baa1	2,410,000	2,655,796

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	AAA/P	3,800,000	4,300,118

			7,257,699
South Dakota (0.3%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	3,615,000	2,590,581

			2,590,581
Tennessee (1.5%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33
(Prerefunded)	Baa1	4,000,000	4,682,840

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev.
Bonds (First Mtge. Mountain States Hlth.),
Ser. A
7 1/2s, 7/1/25 (Prerefunded)	Baa1	3,000,000	3,464,010
5 1/2s, 7/1/36	Baa1	7,000,000	4,310,880

			12,457,730
Texas (7.3%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB-/P	2,500,000	1,814,550
5.9s, 11/15/25	BB-/P	6,850,000	4,657,452

Alliance, Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 4.85s, 4/1/21	Baa2	6,000,000	4,543,320

Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds
(American Opty-Waterford), Ser. A1, 7s, 12/1/36	Baa2	4,500,000	3,329,685

Brazoria Cnty., Brazos River Harbor Naval Dist.
Env. FRN Rev. Bonds (Dow Chemical Co.),
Ser. A-4, 5.95s, 5/15/33	BBB	3,000,000	1,952,040

Brazos River, Auth. Poll. Control Rev. Bonds
Ser. D-1, 8 1/4s, 5/1/33	Caa1	3,000,000	1,660,320
(TXU Energy Co., LLC), 5s, 3/1/41	Caa1	1,000,000	403,120

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

Texas cont.
Cedar Hill, Indpt. School Dist. G.O. Bonds
(School Impt.), FGIC, zero %, 8/15/31	AA	$6,045,000	$1,517,416

Crawford Ed. Fac. Rev. Bonds (U. St. Thomas),
5 3/8s, 10/1/27	BBB+	3,985,000	3,195,691

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	340,940
(Continental Airlines, Inc.), Ser. E, 6 3/4s,
7/1/29	B3	4,595,000	3,040,052
(Special Fac. - Continental Airlines, Inc.),
Ser. E, 6 3/4s, 7/1/21	B3	8,400,000	6,048,672
(Continental Airlines, Inc.), Ser. C, 5.7s,
7/15/29	B3	3,000,000	1,674,930

Lufkin, Hlth. Fac. Dev. Corp. Hlth. Syst. Rev.
Bonds (Memorial Hlth. Syst. of East TX)
5 1/2s, 2/15/32	BBB+	1,500,000	1,018,125
5 1/4s, 2/15/27	BBB+	625,000	431,806

Mission, Econ. Dev. Corp. Solid Waste Disp. Rev.
Bonds (Allied Waste N.A. Inc.), Ser. A, 5.2s,
4/1/18	BBB	6,650,000	5,680,630

North TX, Thruway Auth. Rev. Bonds (Toll 2nd
Tier), Ser. F, 5 3/4s, 1/1/38	A3	3,370,000	2,958,894

North TX, Thruway Auth. stepped-coupon Rev.
Bonds, zero %, (6.5s, 1/1/15), 1/1/43 ††	A2	5,300,000	3,047,341

Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s,
10/1/21	Baa2	8,000,000	7,191,680

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp.
Retirement Fac. Rev. Bonds (Northwest Sr. Hsg.
Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	775,000	652,612

Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl.
Hosp.), 6s, 7/1/25	Baa3	4,945,000	3,853,935

			59,013,211
Utah (0.5%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds
(Laidlaw Env.), Ser. A
7 1/2s, 2/1/10	BBB	1,000,000	1,009,700
7.45s, 7/1/17	B+/P	600,000	587,160

Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26
(Prerefunded)	Baa2	3,000,000	2,140,590

			3,737,450
Virginia (2.2%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac.
Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31	B+/P	1,100,000	635,778

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care
Fac. Rev. Bonds (Lucy Corr Village), Ser. A,
6 1/4s, 12/1/38	BB-	2,000,000	1,359,840

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac.
Rev. Bonds (United Methodist), Ser. A

6 1/2s, 6/1/22	BB+/P	3,000,000	2,497,200

6.7s, 6/1/27	BB+/P	3,860,000	3,131,309

Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s,
6/1/15 (In default)	D	2,000,000	260,000

MUNICIPAL BONDS AND NOTES (96.8%)* cont.	Rating**	Principal amount	Value

Virginia cont.
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	$2,500,000	$1,685,300

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Kendal at Lexington), Ser. A, 5 1/2s,
1/1/37	B+	1,460,000	893,126

Peninsula Ports Auth. Rev. Bonds (VA Baptist
Homes), Ser. A, 7 3/8s, 12/1/32 (Prerefunded)	AAA	4,000,000	4,936,320

Winchester, Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), Ser. A
5.3s, 1/1/35	BB/P	2,000,000	1,200,540
5.2s, 1/1/27	BB/P	1,300,000	837,655

			17,437,068
Washington (1.8%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	6,250,000	4,558,375
6 1/2s, 6/1/26	BBB	10,200,000	9,030,264

WA State Hlth. Care Fac. Auth. Rev. Bonds,
Ser. C, Radian Insd., 5 3/8s, 8/15/28	A3	1,500,000	1,056,990

			14,645,629
West Virginia (1.0%)
Pleasants Cnty., Poll. Control Rev. Bonds
(Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa2	4,500,000	3,164,850

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp.
Assn., Inc.), 6.1s, 5/1/29	BB-	4,525,000	3,179,989

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas
Hlth. Syst.), 6 3/4s, 10/1/43	B/P	2,330,000	1,761,177

			8,106,016
Wisconsin (1.6%)
Badger, Tobacco Settlement Asset
Securitization Corp. Rev. Bonds
7s, 6/1/28	BBB	2,280,000	2,027,724
6 3/8s, 6/1/32	BBB	13,250,000	10,654,060

			12,681,784
Wyoming (0.1%)
Uinta Cnty., Poll. Control VRDN (Chevron
USA, Inc.), 0.45s, 4/1/10	P-1	430,000	430,000

			430,000
Total municipal bonds and notes (cost $1,012,498,417)			$783,773,762

PREFERRED STOCKS (1.7%)*	Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625%
cum. pfd.	2,000,000	$2,002,660

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.	6,000,000	5,222,640

MuniMae Tax Exempt Bond Subsidiary, LLC 144A
Ser. A-2, 4.90% cum. pfd.	2,000,000	1,676,000

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.	6,000,000	5,153,940

Total preferred stocks (cost $16,000,000)		$14,055,240

COMMON STOCKS (—%)*	Shares	Value

Tembec, Inc. (Canada) †	10,751	$10,061

Total common stocks (cost $8,077,612)		$10,061

WARRANTS (—%)* †	Expiration	Strike
	date	price	Warrants	Value

Tembec, Inc. (Canada)	3/03/12	CAD 0.00001	23,892	$5,346

Total warrants (cost $979,144)				$5,346

TOTAL INVESTMENTS

Total investments (cost $1,037,555,173)				$797,844,409

Key to holdings currency abbreviations

CAD Canadian Dollar

* Percentages indicated are based on net assets of $809,630,770.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at January 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2009. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at January 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2009.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, FRB and FRN are the current interest rates at January 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2009 (as a percentage of net assets):

Health care	41.9%
Utilities	10.7

FUTURES CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

U.S. Treasury Note 10 yr (Short)	207	$25,393,078	Mar-09	$(1,133,186)

Total				$(1,133,186)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
$9,380,100	3/12/09	—	5.02% minus	$856,853
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

16,000,000	3/19/09	—	4.64% minus	684,976
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

Total				$1,541,829

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value —Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments.

The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$15,407	$(1,133,186)

Level 2	797,829,002	1,541,829

Level 3	—	—

Total	$797,844,409	$408,643

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of January 31, 2009:

	Investment in securities	Other financial instruments

Balance as of July 31, 2008	$350,900	$—

Accrued discounts/premiums	—	—

Realized gain/loss	922,426	—

Change in net unrealized appreciation/(depreciation)	(350,900)	—

Net purchases/sales	(922,426)	—

Net transfers in and/or out of Level 3	—	—

Balance as of January 31, 2009	$—	$—

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/09 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,037,555,173)	$797,844,409

Cash	1,129,737

Interest and other receivables	13,401,638

Receivable for shares of the fund sold	680,555

Receivable for securities sold	4,377,432

Receivable from Manager (Note 2)	18,421

Unrealized appreciation on swap contracts (Note 1)	1,541,829

Receivable for variation margin (Note 1)	32,344

Total assets	819,026,365

LIABILITIES

Distributions payable to shareholders	1,872,476

Payable for securities purchased	4,220,453

Payable for shares of the fund repurchased	2,015,113

Payable for compensation of Manager (Note 2)	650,367

Payable for investor servicing fees (Note 2)	66,862

Payable for Trustee compensation and expenses (Note 2)	232,942

Payable for administrative services (Note 2)	2,935

Payable for distribution fees (Note 2)	183,147

Other accrued expenses	151,300

Total liabilities	9,395,595

Net assets	$809,630,770

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,246,591,316

Undistributed net investment income (Note 1)	4,879,047

Accumulated net realized loss on investments (Note 1)	(202,537,472)

Net unrealized depreciation of investments	(239,302,121)

Total — Representing net assets applicable to capital shares outstanding	$809,630,770

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($747,689,823 divided by 79,171,237 shares)	$9.44

Offering price per class A share (100/96.00 of $9.44)*	$9.83

Net asset value and offering price per class B share ($38,367,541 divided by 4,056,084 shares)**	$9.46

Net asset value and offering price per class C share ($16,167,250 divided by 1,710,378 shares)**	$9.45

Net asset value and redemption price per class M share ($7,084,440 divided by 750,178 shares)	$9.44

Offering price per class M share (100/96.75 of $9.44)***	$9.76

Net asset value, offering price and redemption price per
class Y share ($321,716 divided by 34,033 shares)	$9.45

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 1/31/09 (Unaudited)

INTEREST INCOME	$33,739,277

EXPENSES

Compensation of Manager (Note 2)	$2,424,892

Investor servicing fees (Note 2)	411,716

Custodian fees (Note 2)	6,598

Trustee compensation and expenses (Note 2)	29,822

Administrative services (Note 2)	17,156

Distribution fees — Class A (Note 2)	980,576

Distribution fees — Class B (Note 2)	215,219

Distribution fees — Class C (Note 2)	87,609

Distribution fees — Class M (Note 2)	21,667

Other	248,561

Fees waived and reimbursed by Manager (Note 5)	(148,508)

Total expenses	4,295,308

Expense reduction (Note 2)	(37,478)

Net expenses	4,257,830

Net investment income	29,481,447

Net realized loss on investments (Notes 1 and 3)	(27,727,570)

Net realized loss on swap contracts (Note 1)	(6,639,917)

Net realized loss on futures contracts (Note 1)	(6,285,038)

Net unrealized depreciation of investments, futures
contracts and swap contracts during the period	(191,018,635)

Net loss on investments	(231,671,160)

Net decrease in net assets resulting from operations	$(202,189,713)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 1/31/09*	Year ended 7/31/08

Operations:
Net investment income	$29,481,447	$63,236,795

Net realized loss on investments	(40,652,525)	(4,834,727)

Net unrealized depreciation of investments	(191,018,635)	(91,394,164)

Net decrease in net assets resulting from operations	(202,189,713)	(32,992,096)

Distributions to shareholders: (Note 1)
From ordinary income
Net investment income

Class A	(520,974)	(230,106)

Class B	(27,894)	(17,434)

Class C	(10,900)	(3,715)

Class M	(4,962)	(1,925)

Class Y	(232)	—

From tax-exempt net investment income
Class A	(27,112,487)	(56,881,782)

Class B	(1,376,681)	(3,568,730)

Class C	(465,597)	(799,312)

Class M	(251,612)	(463,958)

Class Y	(7,516)	(2,127)

Redemption fees (Note 1)	9,904	1,537

Decrease from capital share transactions (Note 4)	(101,326,596)	(112,271,851)

Total decrease in net assets	(333,285,260)	(207,231,499)

NET ASSETS

Beginning of period	1,142,916,030	1,350,147,529

End of period (including undistributed net investment
income of $4,879,047 and $5,176,455, respectively)	$809,630,770	$1,142,916,030

*unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

											Ratio	Ratio of net
			Net realized								of expenses	investment
	Net asset value,		and unrealized	Total from				Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	From net investment	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	distributions	fees	period	value (%) [b]	(in thousands)	(%) [c,a]	net assets (%) [a]	turnover (%)

Class A
January 31, 2009 **	$11.93	.33	(2.49)	(2.16)	(.33)	(.33)	— [d]	$9.44	(18.27) *	$747,690	.42 *	3.08 *	4.39 *
July 31, 2008	12.88	.64	(.96)	(.32)	(.63)	(.63)	— [d]	11.93	(2.57)	1,049,449.82		5.14	46.26
July 31, 2007	12.95	.62	(.07)	.55	(.62)	(.62)	—	12.88	4.26	1,216,301.82		4.72	10.25
July 31, 2006	13.02	.62	(.09)	.53	(.60)	(.60)	— [d]	12.95	4.21	1,293,442.82		4.73	16.97
July 31, 2005	12.46	.60	.57	1.17	(.61)	(.61)	— [d]	13.02	9.59	1,375,968.85		4.77	21.33
July 31, 2004	12.31	.68	.15	.83	(.68)	(.68)	—	12.46	6.87	798,737.92		5.43	18.25

Class B
January 31, 2009 **	$11.94	.30	(2.49)	(2.19)	(.29)	(.29)	— [d]	$9.46	(18.43) *	$38,368	.74 *	2.74 *	4.39 *
July 31, 2008	12.90	.57	(.98)	(.41)	(.55)	(.55)	— [d]	11.94	(3.25)	64,075	1.45	4.49	46.26
July 31, 2007	12.97	.54	(.07)	.47	(.54)	(.54)	—	12.90	3.67	103,765	1.45	4.09	10.25
July 31, 2006	13.04	.53	(.08)	.45	(.52)	(.52)	— [d]	12.97	3.60	169,789	1.45	4.09	16.97
July 31, 2005	12.48	.52	.57	1.09	(.53)	(.53)	— [d]	13.04	8.82	242,213	1.49	4.15	21.33
July 31, 2004	12.33	.60	.15	.75	(.60)	(.60)	—	12.48	6.16	180,830	1.57	4.78	18.25

Class C
January 31, 2009 **	$11.93	.29	(2.48)	(2.19)	(.29)	(.29)	— [d]	$9.45	(18.50) *	$16,167	.81 *	2.72 *	4.39 *
July 31, 2008	12.88	.55	(.97)	(.42)	(.53)	(.53)	— [d]	11.93	(3.27)	19,022	1.60	4.36	46.26
July 31, 2007	12.96	.52	(.08)	.44	(.52)	(.52)	—	12.88	3.35	19,265	1.60	3.95	10.25
July 31, 2006	13.02	.51	(.07)	.44	(.50)	(.50)	— [d]	12.96	3.44	21,381	1.60	3.95	16.97
July 31, 2005	12.47	.50	.56	1.06	(.51)	(.51)	— [d]	13.02	8.64	23,054	1.64	3.97	21.33
July 31, 2004	12.31	.58	.16	.74	(.58)	(.58)	—	12.47	6.11	10,600	1.72	4.64	18.25

Class M
January 31, 2009 **	$11.92	.32	(2.49)	(2.17)	(.31)	(.31)	— [d]	$9.44	(18.31) *	$7,084	.56 *	2.94 *	4.39 *
July 31, 2008	12.88	.61	(.98)	(.37)	(.59)	(.59)	— [d]	11.92	(2.89)	10,204	1.10	4.85	46.26
July 31, 2007	12.95	.58	(.07)	.51	(.58)	(.58)	—	12.88	4.01	10,816	1.10	4.44	10.25
July 31, 2006	13.01	.58	(.07)	.51	(.57)	(.57)	— [d]	12.95	3.97	11,521	1.10	4.45	16.97
July 31, 2005	12.46	.56	.56	1.12	(.57)	(.57)	— [d]	13.01	9.17	12,567	1.14	4.47	21.33
July 31, 2004	12.31	.64	.15	.79	(.64)	(.64)	—	12.46	6.56	6,985	1.22	5.13	18.25

Class Y
January 31, 2009 **	$11.93	.34	(2.48)	(2.14)	(.34)	(.34)	— [d]	$9.45	(18.09) *	$322	.31 *	3.39 *	4.39 *
July 31, 2008 †	12.49	.40	(.57)	(.17)	(.39)	(.39)	— [d]	11.93	(1.41) *	167	.35 *	3.21 *	46.26

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

48	49

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period January 2, 2008 (commencement of operations) to July 31, 2008.

a Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of

average net assets

January 31, 2009	0.02%

July 31, 2008	0.01

July 31, 2007	<0.01

July 31, 2006	<0.01

July 31, 2005	0.02

July 31, 2004	0.02

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 1/31/09 (Unaudited)

Note 1: Significant accounting policies

Putnam Tax-Free High Yield Fund (the “fund”) is a series of Putnam Tax Free Income Trust (the “trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open end management investment company. The fund pursues its objective of seeking high current income exempt from federal income tax by investing primarily in high-yielding, lower rated tax-exempt securities constituting a portfolio that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes does not involve undue risk to income or principal. The fund invests in higher yielding, lower rated bonds that may have a higher rate of default.

The fund offers class A, class B, class C, class M and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. The expenses for class A, class B, class C, and class M shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, and class M shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition,lossesmay arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities.When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

D) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount.To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in

Income Taxes (“FIN 48”). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At July 31, 2008, the fund had a capital loss carryover of $156,588,612 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

$ 1,682,906	July 31, 2009

1,466,587	July 31, 2010

24,697,987	July 31, 2011

87,799,907	July 31, 2012

36,670,752	July 31, 2013

4,270,473	July 31, 2016

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2009 $3,319,552 of losses recognized during the period November 1, 2007 to July 31, 2008.

The aggregate identified cost on a tax basis is $1,037,235,617, resulting in gross unrealized appreciation and depreciation of $11,932,038 and $251,323,246, respectively, or net unrealized depreciation of $239,391,208.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative
services and other transactions

The fund pays Putnam Management for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the lesser of (i) and annual rate of 0.50% of the average net asset value of the fund or (ii) the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, and 0.34% of the next $5 billion and 0.33% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through July 31, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the period ended January 31, 2009, Putnam Management waived $148,508 of its management fee from the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank andTrust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Prior to December 31, 2008, these services were provided by Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management. Putnam Investor Services, Inc. and Putnam Investor Services received fees for investor servicing, subject to certain limitations, based on the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The amounts incurred for investor servicing agent functions provided by affiliates of Putnam Management during the six months ended January 31, 2009 are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the six months ended January 31, 2009, the fund’s expenses were reduced by $37,478 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $604, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters.Trustees also are reimbursed for expenses they incur relating to their services asTrustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rate of 0.85%, 1.00% and 0.50% of the average net assets for class B, class C and class M shares, respectively. For class A shares, the annual payment rate will equal the weighted average of (i) 0.20% on the net assets of the fund attributable to class A shares purchased and paid for prior to March 21, 2005 and (ii) 0.25% on all other net assets of the fund attributable to class A shares.

For the period ended January 31, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $20,039 and $211 from the sale of class A and class M shares, respectively, and received $23,048 and $1,834 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the period ended January 31, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received $1,650 on class A redemptions.

Note 3: Purchases and sales of securities

During the six months ended January 31, 2009, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $40,657,965 and $198,978,335, respectively. There were no purchases or sales of U.S. government securities.

Note 4: Capital shares

At January 31, 2009, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 1/31/09		Year ended 7/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	3,179,820	$33,081,155	5,095,466	$63,444,358

Shares issued in connection with	1,737,221	17,618,594	3,011,862	37,194,500
reinvestment of distributions

	4,917,041	50,699,749	8,107,328	100,638,858

Shares repurchased	(13,746,902)	(139,115,386)	(14,565,986)	(180,858,321)

Net decrease	(8,829,861)	$(88,415,637)	(6,458,658)	(80,219,463)

	Six months ended 1/31/09		Year ended 7/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	90,488	$ 909,467	169,971	$ 2,107,152

Shares issued in connection with	75,452	768,038	158,741	1,967,375
reinvestment of distributions

	165,940	1,677,505	328,712	4,074,527

Shares repurchased	(1,474,160)	(15,072,164)	(3,010,416)	(37,643,443)

Net decrease	(1,308,220)	$(13,394,659)	(2,681,704)	$(33,568,916)

	Six months ended 1/31/09		Year ended 7/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	344,980	$3,548,762	426,661	$5,261,836

Shares issued in connection with	25,741	260,456	36,754	453,708
reinvestment of distributions

	370,721	3,809,218	463,415	5,715,544

Shares repurchased	(254,304)	(2,528,100)	(364,775)	(4,524,452)

Net increase	116,417	$1,281,118	98,640	$1,191,092

	Six months ended 1/31/09		Year ended 7/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	(15,151)	$120,068	153,690	$1,888,042

Shares issued in connection with	45,234	194,265	27,845	343,348
reinvestment of distributions

	30,083	314,333	181,535	2,231,390

Shares repurchased	(135,624)	(1,310,584)	(165,908)	(2,077,700)

Net increase (decrease)	(105,541)	$(996,251)	15,627	$153,690

			For the period 1/2/08 (commencement
	Six months ended 1/31/09		of operations) to 7/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	24,246	$240,571	13,817	$169,845

Shares issued in connection with	788	7,748	177	2,127
reinvestment of distributions

	25,034	248,319	13,994	171,972

Shares repurchased	(4,977)	(49,486)	(18)	(226)

Net increase	20,057	$198,833	13,976	$171,746

At January 31, 2009, Putnam, LLC owned 854 shares of class Y shares of the fund (2.5% of class Y shares outstanding), valued at $8,073.

Note 5: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 6: New accounting pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

Note 7: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

Note 8: Actions byTrustees

The Trustees of the Putnam Funds have approved a plan to merge Putnam Managed Municipal Income Fund into your fund. The transaction is scheduled to occur in 2009. It is subject to a number of conditions, including approval of a majority of the outstanding shareholders of the fund, and there is no guarantee it will occur.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	George Putnam, III	Beth S. Mazor
Putnam Investment	Robert L. Reynolds	Vice President
Management, LLC	Richard B. Worley
One Post Office Square		James P. Pappas
Boston, MA 02109		Vice President
Officers
Marketing Services	Charles E. Haldeman, Jr.	Francis J. McNamara, III
Putnam Retail Management	President	Vice President and
One Post Office Square		Chief Legal Officer
Boston, MA 02109	Charles E. Porter
	Executive Vice President,	Robert R. Leveille
Custodian	Principal Executive Officer,	Vice President and Chief
State Street Bank and	Associate Treasurer and	Compliance Officer
Trust Company	Compliance Liaison
Mark C. Trenchard
Legal Counsel	Jonathan S. Horwitz	Vice President and BSA
Ropes & Gray LLP	Senior Vice President	Compliance Officer
and Treasurer
Trustees		Judith Cohen
John A. Hill, Chairman	Steven D. Krichmar	Vice President, Clerk and
Jameson A. Baxter,	Vice President and	Assistant Treasurer
Jameson A. Baxter,	Principal Financial Officer
Vice Chairman		Wanda M. McManus
Charles B. Curtis	Janet C. Smith	Vice President, Senior Associate
Robert J. Darretta	Vice President, Principal	Treasurer and Assistant Clerk
Myra R. Drucker	Accounting Officer and
Charles E. Haldeman, Jr.	Assistant Treasurer	Nancy E. Florek
Paul L. Joskow		Vice President, Assistant Clerk,
Elizabeth T. Kennan	Susan G. Malloy	Assistant Treasurer and
Kenneth R. Leibler	Vice President and	Proxy Manager
Robert E. Patterson	Assistant Treasurer

This report is for the information of shareholders of Putnam Tax-Free High Yield Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Forwarding service requested

SA042 255353 3/09

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 31, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 31, 2009